UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04262

AMERICAN PENSION INVESTORS TRUST

(Exact name of Registrant as Specified in Charter)

2303 Yorktown Avenue, Lynchburg, Virginia 24501

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (434) 846-1361

(Name and Address of Agent for Service)

David D. Basten

President

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

Copy to:

W. Lee H. Dunham, Esq.

Sullivan & Worcester LLP

One Post Office Square

Boston, MA 02109

Date of fiscal year end: January 31

Date of reporting period: January 31, 2011

Item 1. Reports to Shareholders.

API EFFICIENT FRONTIER CAPITAL INCOME FUND

API EFFICIENT FRONTIER GROWTH FUND

API EFFICIENT FRONTIER INCOME FUND

API EFFICIENT FRONTIER MULTIPLE INDEX FUND

API EFFICIENT FRONTIER VALUE FUND

API MASTER ALLOCATION FUND

ANNUAL REPORT DATED JANUARY 31, 2011

CONTENTS

Letter to Shareholders	1-3

Financial Statements

Schedule of Investments
Capital Income Fund	4-6
Growth Fund	7-10
Income Fund	11-14
Multiple Index Fund	15-17
Value Fund	18-20
Master Allocation Fund	21-22

Statements of Assets and Liabilities	23

Statements of Operations	24

Statements of Changes in Net Assets	25-27

Financial Highlights
Capital Income Fund	28-30
Growth Fund	31-32
Income Fund	33-35
Multiple Index Fund	36-37
Value Fund	38-39
Master Allocation Fund	40-41

Notes to Financial Statements	42-53

Report of Independent Registered Public Accounting Firm	54

Expense Examples	63

Other Information	65

Dear Fellow Shareholders,

Thank you for your continued confidence in the API Funds. As we look back over the past few years’ markets volatility, our shareholders can take comfort in the fact that we have remained focused on our strategic goal: helping you achieve your long term investment objectives.

Our strategy for success involves a long term horizon, broad diversification, and a commitment to analyze market risk and reward based on discipline – not emotion.

In the spring of 2010 the equity and income markets delivered positive returns. These results veiled the reality that we spent much of the preceding twelve months under a cloud of economic uncertainty. High unemployment, sovereign debt concerns and persistently depressed housing prices remained front and center on investors’ minds; however, it appears that the economy gained some momentum in the final months of 2010. Fortunately, this trend continues as of this report.

The following graph lists the performance returns for the six API Funds along with their major market indexes.

PERFORMANCE RETURNS
as of 1/31/11
Share Class	1 Yr.	5 Yr.	10 Yr.	Since Inception	Inception Date
Capital Income Fund
A	+22.03%	+4.41%	n/a	+6.80%	07/01/2004
C	+20.79%	+3.40%	n/a	+5.78%	07/01/2004
D	+21.39%	+3.91%	+3.46%	+6.71%	04/13/1988
Growth Fund
A	+30.46%	+2.50%	n/a	+5.55%	07/01/2004
C	+29.22%	+1.48%	+1.49%	+7.61%	06/14/1985
Income Fund
A	+14.35%	+9.01%	+5.28%	+6.02%	07/02/1997
C	+14.05%	+8.09%	n/a	+5.79%	07/01/2004
INSTITUTIONAL	n/a	n/a	n/a	+8.60%	04/01/2010
Multiple Index Fund
A	+20.09%	+0.52%	+1.53%	+4.03%	07/02/1997
C	+18.88%	-0.50%	n/a	+3.10%	07/01/2004
Value Fund
A	+25.75%	-0.02%	n/a	+4.19%	07/01/2004
C	+24.51%	-0.94%	-0.27%	+6.37%	11/02/1992
Master Allocation Fund
A	+23.86%	n/a	n/a	+37.95%	03/19/2009
L	+23.29%	n/a	n/a	+37.27%	03/19/2009
S&P 500	+22.19%	+2.24%	+1.30%
MSCI World	+19.83%	+2.56%	+2.85%
DJ Conservative	+8.24%	+5.54%	+6.04%
DJ World Index	+21.00%	+3.26%	+3.88%

The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-544-6060.

The maximum front end load for all funds as disclosed in the prospectus is 5.75%. As of January 31, 2011, the operating expense ratios for the Funds were as follows: Capital Income Fund Class A, 1.64%; Capital Income

Fund Class C, 2.64%; Capital Income Fund Class D, 2.14%; Growth Fund Class A, 1.68%; Growth Fund Class C, 2.68%; Income Fund Class A, 1.71%; Income Fund Class C, 1.96%, Income Fund Institutional Class, 0.96%; Multiple Index Fund Class A, 1.69%; Multiple Index Fund Class C, 2.69%; Value Fund Class A, 1.72%; Value Fund Class C, 2.62%; Master Allocation Fund Class A, 1.45%; and Master Allocation Fund Class L, 1.95%.

The S&P 500 Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The Index return assumes reinvestment of all distributions and does not reflect the deduction of taxes and fees. Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

MARKET CONDITIONS

The global economic recovery that began in 2009 has continued on its choppy course this year, delivering mixed economic data and gradual if uneven improvement of investor sentiment. The risks of a double-dip recession continue to recede, but the economy remains mired in a slow-growth environment.

The International Monetary Fund forecast global growth in the summer of 2010. The second quarter earnings releases by some of the world’s largest companies proved that the global economies were in fact in recovery. Their earnings were in excess of expectations. Gains were reinforced by more upbeat news from Europe. In the United States, the National Bureau of Economic Research declared that the “Great Recession” ended in June 2009. Spanning December 2007 to June 2009, this marked the longest reported recession since the Great Depression. Structural problems of ongoing deleveraging and weak spending among businesses and households weigh heavily on the pace of economic growth. The Federal Reserve Board has made it clear that additional policy action will be needed to combat the slow pace of growth, high unemployment, and deflation risks.

In fixed income markets, yields fluctuated but generally declined over the past twelve months of heightened uncertainty. The U.S. economy’s momentum provided lift for the financial markets into the first part of 2010. After that, however, global economic concerns dominated investor behavior. Members of the Eurozone endured a crisis of confidence as Greece’s debt and budget issues elevated concerns of the financial health of other members, particularly Portugal, Italy, and Spain. A growing call for European government fiscal responsibility and reduced spending then raised concerns about global economic growth. Further, China instituted fiscal measures to slow its red-hot expansion, prompting fears of an outright evaporation of the country’s contribution to global growth. Over the period, despite bouts of volatility brought on by concerns around European sovereign debt, the uncertainty of U.S. economic recovery, and the Gulf Coast oil spill, the broad bond market indices did well.

ECONOMIC OVERVIEW

While the U.S. economy’s weakest days may be behind us and the markets appear to be adjusting for moderate economic growth, investors should realize that continued broad financial market volatility is here to stay.

The housing market, which had started the financial crisis in the summer of 2007, continued to have an impact throughout 2010. Investors were concerned about the effectiveness of the U.S. government programs to help borrowers refinance or modify their mortgages in an attempt to stem the rising tide of foreclosures. This problem was exacerbated in the latter part of the year with news that several large residential mortgage servicers were halting foreclosures due to inaccurate or incomplete paperwork. This issue remained unresolved at the end of the fiscal year. However, over the fiscal year, both residential and commercial mortgage backed securities performed well, both in terms of total return as well as relative to equivalent-duration U.S. Treasuries.

Our forecast is for the housing market to remain the main stumbling block for both increased employment and increased economic growth. After reaching a twenty-six year high of 10.2% in October 2009, the unemployment rate fell to just below 10% in 2010 and currently stands at 8.9%.

GOING FORWARD

The markets appear to be adjusting for moderate economic growth, and investors will continue to see broad financial market volatility as long as the scale of moderation remains unknown. The ability of competitive, well-managed companies to re-align expenditures with lower revenues is now showing through, and corporate balance sheets appear to be improving accordingly. When we look at the results of the forth quarter of 2010, we believe it will be generally positive for earnings.

In our opinion, investors will no longer accept bonds that don’t pay interest or principle in return for their hard earned dollars. Credit bubbles burst and financial institutions go out of business. We move forward hopefully having learned the valuable lesson that even the largest financial institutions can fail if improperly managed and regulated.

Our outlook remains cautious, and the unexpected volatility in commodities and bond markets may present a further burden on the recovery process. We continue to expect an extended period of sub-par economic growth, but that could also limit the risk of inflation pass-through from oil and other commodities.

It is our commitment to you that we will always strive to be the most open-minded and inclusive managers within the fund industry. Our commitment stands today, as it has in the past, to do our best to reduce your risk and improve your performance over the long term. We are committed to providing our clients with world-class investment management through communication of both risk and returns.

Thank you for your continued confidence. We look forward to the future with your support.

Sincerely,

David D. Basten
President
Chief Investment Officer
Portfolio Manager

You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus by calling 1-800-544-6060.

Distributed by Unified Financial Securities, Inc., 2960 North Meridian Street, Suite 300, Indianapolis, IN 46208. (Member FINRA)

API CAPITAL INCOME FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at January 31, 2011 (as a percentage of total investments).

The accompanying notes are an integral part of these financial statements.

API CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS

January 31, 2011

	Shares	Value
Emerging Markets Debt — 0.7%
iShares JPMorgan USD Emerging Markets Bond	1,500	$158,955

Emerging Markets Value — 0.8%
WisdomTree Emerging Markets Small Cap Dividend	3,500	181,685

Europe Large Cap Stocks — 2.5%
ABB Ltd.	8,700	205,929
Total SA ADR	4,000	235,080
Veolia Environnement SA	5,500	172,700

		613,709

Europe Small Cap Stocks — 0.8%
Navios Maritime Partners LP	10,000	192,800

Global Large Cap Stocks — 8.2%
Cenovus Energy, Inc.	6,800	235,348
Diageo Plc ADR	3,000	230,400
EnCana Corp.	6,500	209,755
Eni S.p.A. ADR	5,000	237,500
Manulife Financial Corporation	14,000	244,160
Royal Bank of Canada	3,500	187,950
Sanofi-Aventis ADR	5,000	172,050
Toronto-Dominion Bank	3,400	254,626
TransCanada Corp.	6,000	219,240

		1,991,029

Global Mid Cap Stocks — 1.7%
Frontline Ltd.	7,400	191,882
TransAlta Corp.	10,200	211,548

		403,430

Global Small Cap Stocks — 1.0%
Methanex Corp.	9,000	245,340

International Large Cap Stocks — 3.4%
Astrazeneca PLC ADR	4,000	195,600
Bank of Montreal	3,000	173,130
Bank of Nova Scotia	4,600	260,406
P T Telekomunikasi Indonesia ADR	5,500	184,910

		814,046

International Market Indexes — 0.7%
iShares MSCI Singapore Index	13,000	178,620

International Mid Cap Stocks — 1.7%
Axis Capital Holdings Ltd.	5,500	195,690
Canadian Imperial Bank of Commerce	3,000	228,690

		424,380

International Small Cap Stocks — 1.0%
Teekay Tankers Ltd.	20,000	239,000

	Shares	Value
Latin America Large Cap Stocks — 2.7%
Companhia de Bebidas Das Americas ADR	10,000	$267,000
Companhia Siderurgica Nacional ADR	8,800	150,128
Empresa Nacional de Electricidad SA ADR	4,300	224,460

		641,588

Latin America Mid Cap Stocks — 0.7%
Tele Norte Leste Participacoes SA ADR	10,800	170,856

Latin America Small Cap Stocks — 1.1%
Cresud, Inc. ADR	14,500	265,495

Pacific/Asia Large Cap Stocks — 0.7%
Philippine Long Distance Telephone	3,000	167,100

Pacific/Asia Market Indexes — 0.9%
iShares MSCI Pacific Ex-Japan	4,500	208,440

Scandinavia Large Cap Stocks — 0.9%
Statoil ASA ADR	9,000	219,780

United Kingdom Large Cap Stocks — 0.8%
National Grid PLC ADR	4,500	202,680

U.S. Corporate Bonds — 1.1%
Apollo Investment Corporation	23,000	271,285

U.S. Large Cap Stocks — 24.8%
Altria Group, Inc.	8,500	199,835
A T & T, Inc.	7,600	209,152
Bank of America Corporation	22,200	304,806
Baxter International, Inc.	4,000	193,960
Blackrock, Inc.	1,000	198,020
Bristol-Myers Squibb Company	8,500	214,030
Caterpillar, Inc.	3,000	291,030
Coca Cola Co.	4,000	251,400
Colgate-Palmolive Co.	2,000	153,540
ConAgra Foods, Inc.	9,300	207,669
Diamond Offshore Drilling, Inc.	3,000	215,130
Eli Lilly & Co.	6,000	208,620
First Energy Corp.	5,900	230,808
Honeywell International, Inc.	3,500	196,035
Kimberly-Clark Corporation	3,500	226,555
Limited Brands, Inc.	6,000	175,440
Lockheed Martin Corporation	3,100	246,760
McDonald’s Corp.	3,000	221,010
Mcgraw-Hill Companies, Inc.	5,500	214,390
Merck & Co., Inc.	7,000	232,190
Norfolk Southern Corp.	3,500	214,165
Northern Trust Corp.	3,000	155,940
Omnicom Group, Inc.	4,500	201,960
Paychex, Inc.	7,450	238,400
Plains All American Pipeline LP	3,400	222,496
Proctor & Gamble Co.	3,000	189,390

API CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Value
Reynolds American, Inc.	6,500	$206,765
Sysco Corporation	6,500	189,410

		6,008,906

U.S. Market Indexes — 0.8%
iShares NYSE Composite Index	2,700	200,919

U.S. Micro Cap Stocks — 2.3%
TrustCo Bank Corp. NY	31,000	185,535
Windstream Corp.	28,952	370,875

		556,410

U.S. Mid Cap Stocks — 26.8%
AGL Resources, Inc.	5,500	201,850
Arthur J. Gallagher & Co.	5,800	172,144
Avery Dennison Corp.	9,100	383,019
Boardwalk Pipeline Partners LP	6,500	208,390
Cleco Corporation	12,000	375,120
Chevron Corp.	2,300	218,339
Cincinnati Financial Corp.	7,000	224,280
DTE Energy Co.	5,000	231,300
Eastman Chemical Co.	4,000	371,440
Enbridge Energy Partners LP	3,500	221,900
Enterprise Products Partners LP	4,900	213,444
Federated Investors, Inc.	10,000	270,800
Leggett & Platt, Inc.	10,000	225,300
M & T Bank Corp.	2,500	216,175
Microchip Technology, Inc.	13,700	499,639
Molex, Inc.	10,000	261,500
NuStar Energy LP	3,000	209,250
NYSE Euronext, Inc.	6,000	190,860
Pinnacle West Capital Corp.	4,700	191,337
Pitney Bowes, Inc.	8,000	194,240
ProLogis	14,000	208,880
Rayonier, Inc.	4,000	236,840
SCANA Corp.	5,000	211,350
SeaDrill Ltd.	9,000	298,350
Sonoco Products Co.	6,600	234,630
Valley National Bancorp.	16,200	219,186

		6,489,563

	Shares	Value
U.S. REIT’s — 1.1%
Duke Realty Corporation	18,800	$257,560

U.S. Small Cap Stocks — 10.4%
ALLETE, Inc.	5,500	203,005
Ares Capital Corp.	14,000	235,060
Black Hills Corp.	8,000	248,080
Extra Space Storage, Inc.	16,000	307,680
Home Properties, Inc.	4,000	222,720
IdaCorp., Inc.	5,500	205,535
Laclede Group, Inc.	6,000	228,000
National Health Investors, Inc.	5,000	228,650
Omega Healthcare Investors, Inc.	10,000	222,800
Terra Nitrogen Company LP	2,000	216,720
World Wrestling Entertainment, Inc.	15,500	186,775

		2,505,025

Total Investments — 97.6% (cost $19,867,701)		23,608,601
Other Assets in Excess of Liabilities — 2.4%		577,531

Net Assets — 100.0%		$24,186,132

Cost for federal income tax purposes $19,867,701
The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
Excess of value over tax cost	$3,981,611
Excess of tax cost over value	240,711

Net Appreciation	$3,740,900

The accompanying notes are an integral part of these financial statements.

API GROWTH FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at January 31, 2011 (as a percentage of total investments).

The accompanying notes are an integral part of these financial statements.

API GROWTH FUND

SCHEDULE OF INVESTMENTS

January 31, 2011

	Shares	Value
Emerging Markets Growth — 1.0%
iShares MSCI — South Africa	6,000	$393,540

Emerging Markets Value — 2.0%
Guggenheim BRIC ETF	9,000	404,010
Vanguard Emerging Markets ETF	9,000	418,410

		822,420

Europe Large Cap Stocks — 3.2%
Millicom International Cellular SA	2,000	186,500
Nestle SA ADR	2,900	157,238
Roche Holding, Ltd. ADR	6,000	229,620
Siemens AG ADR	1,800	231,138
Syngenta AG ADS	3,000	193,890
Telefonica SA ADR	6,000	150,780
Tenaris SA ADR	3,900	183,963

		1,333,129

Europe Mid Cap Stocks — 1.0%
AerCap Holdings N.V.*	27,000	402,840

Global Large Cap Stocks — 2.2%
Accenture plc	3,600	185,292
SAP AG ADS	4,000	231,600
Talisman Energy, Inc.	11,000	252,120
Tyco Electronics Ltd.	7,000	253,610

		922,622

Global Mid Cap Stocks — 2.5%
Delhaize Group ADR	2,000	158,800
Lululemon Athletica, Inc.*	4,000	274,720
Markel Corp.*	1,000	402,500
Ritchie Bros. Auctioneers, Inc.	8,000	199,440

		1,035,460

International Large Cap Stocks — 2.3%
Agrium, Inc.	6,000	530,340
Brookfield Asset Management, Inc.	6,000	195,780
Infosys Technologies Ltd.	3,500	236,985

		963,105

International Small Cap Stocks — 1.4%
Aurizon Mines Ltd.*	32,000	203,520
iShares FTSE Developed Small Cap (ex North America) Index Fund	10,000	393,100

		596,620

Japan Small Cap Stocks — 0.7%
WisdomTree Japan SmallCap Dividend Fund	6,000	266,280

Latin America Large Cap Stocks — 4.8%
America Movil S.A.B. de C.V. ADR	5,500	313,445
BanColombia SA ADR	6,000	350,640
Banco Santander — Chile ADR	2,500	212,200

	Shares	Value
Enersis SA ADR	12,000	$249,120
Fomento Economico Mexicano S.A.B. de C.V. ADR	3,200	169,824
Grupo Televisa SA ADR	9,500	228,570
Sociedad Quimica Minera de Chile ADR	4,000	213,920
Telefonos de Mexico S.A.B. de C.V. ADR	14,500	250,995

		1,988,714

Latin America Mid Cap Stocks — 2.5%
Embraer-Empresa Brasileira de Aeronautica SA ADR	9,500	313,500
Gafisa SA ADR	16,000	200,320
Petrominerales Ltd.*	13,378	522,277

		1,036,097

Pacific/Asia Large Cap Stocks — 4.6%
BHP Billiton Ltd. ADR	2,800	249,284
China Life Insurance Co. Ltd. ADR	5,000	291,450
China Unicom Hong Kong Ltd. ADR	20,000	329,200
CNOOC, Ltd. ADR	1,200	267,192
POSCO ADR	3,000	306,420
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	34,672	453,163

		1,896,709

Pacific/Asia Market Indexes — 2.5%
Guggenheim China Small Cap Index ETF	8,000	234,160
iShares FTSE China 25 Index Fund	8,800	374,440
iShares MSCI — Taiwan	27,000	420,390

		1,028,990

Pacific/Asia Mid Cap Stocks — 2.9%
Mindray Medical International Ltd.	7,000	183,120
New Oriental Education & Technology Group, Inc.*	2,250	221,985
Sims Metal Management Limited ADR	13,000	250,120
Sinopec Shanghai Petrochemical Co., Ltd.	9,000	547,110

		1,202,335

Scandinavia Large Cap Stocks — 0.6%
Novo Nordisk A/S ADR	2,000	226,260

Scandinavia Mid Cap Stocks — 0.7%
Autoliv, Inc.	3,500	268,800

United Kingdom Large Cap Stocks — 0.5%
GlaxoSmithKline PLC ADR	6,000	217,980

United Kingdom Small Cap Stocks — 0.4%
Icon Plc ADR*	8,000	178,160

U.S. Large Cap Stocks — 19.2%
Allergan, Inc.	4,000	282,440
Amazon.com, Inc.	1,400	237,496
Apple, Inc.*	1,200	407,184

API GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Value
CF Industries Holdings, Inc.	2,400	$324,096
Cisco Systems, Inc.*	7,200	152,280
Cliffs Natural Resources, Inc.	5,500	470,030
CONSOL Energy, Inc.	4,000	198,800
Dell, Inc.*	10,300	135,548
Diamond Offshore Drilling, Inc.	2,000	143,420
eBay, Inc.*	7,000	212,520
FMC Technologies, Inc.*	3,000	282,000
Franklin Resources, Inc.	3,000	361,950
Gilead Sciences, Inc.*	10,000	383,800
Hewlett-Packard Company	3,700	169,053
Intel Corporation	8,400	180,264
L-3 Communications Holdings, Inc.	2,000	156,500
Laboratory Corporation of America Holdings, Inc.*	2,500	224,775
Macy’s, Inc.	14,000	324,100
Medco Health Solutions, Inc.*	5,000	305,100
Microsoft Corporation	5,600	155,260
Netflix, Inc.*	1,500	321,120
Newfield Exploration Company*	4,000	292,680
Oracle Corp.	7,700	246,631
Precision Castparts Corp.	1,500	214,485
Praxair, Inc.	2,500	232,600
QUALCOMM, Inc.	3,500	189,455
Salesforce.com Inc.	1,200	154,968
Southern Copper Corp.	10,000	448,200
Thomson Reuters Corp.	9,900	396,099
Ventas, Inc.	6,000	332,760

		7,935,614

U.S. Market Indexes — 0.5%
iShares S&P India Nifty 50 Index Fund	7,500	205,875

U.S. Micro Cap Stocks — 3.3%
Actuate Corp.*	30,000	166,500
Aviat Networks, Inc.*	51,000	264,690
Smith Micro Software, Inc.*	27,000	340,740
UFP Technologies, Inc.*	22,000	377,520
U.S. Ecology, Inc.	13,000	219,180

		1,368,630

U.S. Mid Cap Stocks — 27.5%
Alere, Inc.*	12,000	470,040
Alliant Techsystems, Inc.*	3,500	265,160
Amdocs Ltd.*	7,000	203,980
Ansys, Inc.*	4,500	236,025
AptarGroup, Inc.	7,000	336,420
Bio-Rad Laboratories, Inc.*	2,500	272,200
Complete Production Services, Inc.*	12,000	335,280
Concur Technologies, Inc.*	5,000	255,150

	Shares	Value
Factset Research Systems, Inc.	2,000	$201,600
Flowserve Corp.	2,400	299,976
FMC Corp.	3,000	228,180
Genesee & Wyoming, Inc.*	4,500	232,875
GrafTech International Ltd.*	10,000	210,000
Greenhill & Co., Inc.	2,300	159,666
Harris Corp.	6,600	307,164
Hubbell, Inc. Class B	2,800	171,472
IDEX Corporation	9,000	356,940
Intrepid Potash, Inc.*	5,200	187,928
Jones Lang LaSalle, Inc.	3,700	327,968
Landstar Systems, Inc.	4,300	178,149
LKQ Corp.	14,500	350,320
Lubrizol Corp.	2,900	311,634
Mednax Services, Inc.*	4,800	317,520
Micros Systems, Inc.*	9,000	411,660
Nalco Holding Co.	7,500	228,450
Panera Bread Co.*	3,500	334,460
Parametric Technology Group	16,000	355,680
Pride International, Inc.*	6,000	195,000
Quality Systems, Inc.	3,000	239,520
Regal Beloit Corp.	4,500	300,330
SPX Corp.	5,000	391,900
Tellabs, Inc.	24,000	127,200
Thomas & Betts Corp.*	3,700	190,143
Tractor Supply Company	8,200	420,742
Triumph Group, Inc.	5,000	480,150
Towers Watson & Co.	3,700	201,761
Verisk Analytics, Inc.*	12,000	405,960
Wabtec Corp.	5,000	271,000
Walter Energy, Inc.	2,000	260,540
Waste Connnections, Inc.	11,550	334,604

		11,364,747

U.S. Small Cap Stocks — 11.8%
Aircastle Ltd.	37,000	392,940
Cabela’s, Inc.*	16,000	398,400
Cal Dive International, Inc.*	24,000	147,360
Coinstar, Inc.*	4,000	165,560
Curtiss-Wright Corp.	4,600	159,620
Hexcel Corp.*	16,000	304,320
ICU Medical, Inc.*	6,000	234,360
IMAX Corp.*	14,000	358,260
Interline Brands, Inc.*	14,500	307,835
Littlefuse, Inc.	5,000	256,400
National Presto Industries, Inc.	1,400	179,228
NewMarket Corp.	1,500	190,290
OYO Geospace Corp.*	4,000	383,320

API GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Value
Parexel International Corp.*	16,000	$371,360
ProAssurance Corporation*	2,900	170,143
Raven Industries, Inc.	5,500	259,820
Teledyne Technologies, Inc.*	6,300	298,053
Toro Co.	4,900	298,018

		4,875,287

Total Investments — 98.1% (cost $26,962,416)		40,530,214
Other Assets in Excess of Liabilities — 1.9%		792,494

Net Assets — 100.0%		$41,322,708

Cost for federal income tax purposes $26,962,416.
The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
Excess of value over tax cost	$13,953,180
Excess of tax cost over value	385,382

Net Appreciation	$13,567,798

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API INCOME FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at January 31, 2011 (as a percentage of total investments).

The accompanying notes are an integral part of these financial statements.

API INCOME FUND

SCHEDULE OF INVESTMENTS

January 31, 2011

	Principal/ Shares	Value
Emerging Markets Debt — 1.5%
AllianceBernstein Global High Income Fund, Inc.	16,000	$229,920
iShares JPMorgan USD Emerging Markets Bond	10,800	1,144,476

		1,374,396

Global Corporate Bonds — 7.8%
Advent/Claymore Enhanced Growth & Income Fund	35,000	416,850
Helios Multi-Sector High Income Fund	73,300	373,097
Helios Strategic Income Fund, Inc.	40,000	214,000
Highland Credit Strategies Fund	56,000	442,400
ING Clarion Global Real Estate Income Fund	62,000	501,580
Invesco Van Kampen Dynamic Credit Opportunities Fund	33,500	431,815
Managed High Yield Plus Fund, Inc.	416,000	931,840
Nuveen Multi-Strategy Income and Growth Fund 2	30,000	263,400
PIMCO Global StocksPLUS & Income Fund	39,000	881,010
PIMCO Strategic Global Government Fund, Inc.	45,100	470,844
Wells Fargo Advantage Multi-Sector Income Fund	50,000	757,000
Western Asset Global High Income Fund, Inc.	58,000	747,620
Western Asset Managed High Income Fund, Inc.	78,200	480,148

		6,911,604

Global Government Bonds — 0.9%
Western Asset Global Partners Income Fund, Inc.	63,500	762,000

Global Large Cap Stocks — 0.5%
Eaton Vance Tax-Advantaged Global Dividend Income Fund	34,000	487,900

Global Market Indexes — 0.3%
Guggenheim Enhanced Equity Income Fund	28,000	257,880

Global Mid Cap Stocks — 0.4%
Macquarie Global Infrastucture Total Return Fund, Inc.	23,000	397,210

Global Small Cap Stocks — 0.6%
Royce Value Trust, Inc.	34,000	489,600

International Corporate Bonds — 0.3%
DWS Multi-Market Income Trust	28,200	283,410

International Government Bonds — 0.3%
iShares S&P/Citi International Treasury Bond Fund	2,900	299,570

International Large Cap Stocks — 0.4%
AGIC International & Premium Strategy Fund	24,000	336,480

	Principal/ Shares	Value
International Market Indexes — 1.5%
iShares MSCI EAFE Index Fund	6,500	$386,360
WisdomTree International Real Estate	21,000	605,010
WisdomTree Total Dividend Fund	7,400	347,652

		1,339,022

International Small Cap Stocks — 0.5%
WisdomTree SmallCap Dividend Fund	9,000	421,650

U.S. Corporate Bonds — 53.6%
Advent/Claymore Convertible Securities & Income Fund	22,000	413,160
Advent/Claymore Global Convertible Securities & Income Fund	36,000	346,680
AGIC Convertible & Income Fund	65,500	692,335
AGIC Convertible & Income Fund II	98,000	961,380
American Income Fund, Inc.	46,400	389,296
American Strategic Income Portfolio, Inc. II	65,000	602,550
American Strategic Income Portfolio, Inc. III	83,000	652,380
Bank of America Corp., 0.0%, due 4/8/2030	$600,000	594,000
Barclays Bank Plc, 0.0%, due 2/26/2030	$500,000	480,000
BlackRock Corporate High Yield Fund, Inc.	66,500	466,830
BlackRock Corporate High Yield Fund III, Inc.	150,000	1,036,500
BlackRock Corporate High Yield Fund VI, Inc.	91,500	1,065,975
BlackRock Credit Allocation Income Trust IV	27,500	333,575
BlackRock Debt Strategies Fund, Inc.	331,000	1,287,590
BlackRock Global Opportunities Equity Trust	31,392	585,147
BlackRock High Income Shares	110,000	233,200
BlackRock Kelso Capital Corporation	32,000	368,000
Calamos Convertible & High Income Fund	48,000	626,400
Calamos Strategic Total Return Fund	55,000	510,950
Chartwell Dividend & Income Fund, Inc.	173,000	735,250
Claymore/Guggenheim Strategic Opportunities Fund	23,000	460,920
Cohen & Steers Global Income Builder	29,000	327,410
Credit Suisse Asset Management Income Fund, Inc.	135,000	491,400
Credit Suisse High Yield Bond Fund, Inc.	221,333	761,539
Dreyfus High Yield Strategies Fund	310,000	1,407,400
Eaton Vance Limited Duration Income Fund	28,982	462,263
First Trust Strategic High Income Fund II	168,000	798,000
Flaherty & Crumrine/Claymore Preferred Securities Income Fund, Inc.	25,000	414,500
Flaherty & Crumrine/Claymore Total Return Fund, Inc.	20,000	350,200
Gabelli Equity Trust, Inc.	111,000	660,450

API INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal/ Shares	Value
Helios Advantage Income Fund, Inc.	48,000	$372,480
Helios High Income Fund, Inc.	30,000	222,600
Invesco High Yield Investments Fund, Inc.	53,000	321,710
Invesco Van Kampen High Income Trust II	18,000	291,600
iShares iBoxx $ High Yield Corporate Bond	43,500	3,992,430
iShares iBoxx $ Investment Grade Corporate Bond	9,100	987,168
John Hancock Investors Trust	19,000	387,790
John Hancock Patriot Premium Dividend Fund II	56,000	633,920
John Hancock Preferred Income Fund	12,000	221,640
John Hancock Preferred Income Fund III	14,000	223,720
MFS Intermediate High Income Fund	82,000	246,000
Morgan Stanley, 8.375%, due 4/25/2023	$1,000,000	985,000
Morgan Stanley, 0.0%, due 2/26/2025	$500,000	495,625
Neuberger Berman High Yield Strategies Fund	58,651	838,123
Nuveen Diversified Dividend & Income Fund	53,500	601,875
Nuveen Multi-Strategy Income & Growth Fund	47,000	393,390
Nuveen Quality Preferred Income Fund	31,000	230,950
Nuveen Quality Preferred Income Fund 2	29,000	231,420
Pacholder High Yield Fund, Inc.	60,000	507,000
PIMCO Corporate Income Fund	42,000	697,200
PIMCO Corporate Opportunity Fund	28,500	541,500
PIMCO High Income Fund	80,000	1,054,400
PIMCO Income Opportunity Fund	11,000	289,300
PIMCO Income Strategy Fund	50,000	613,500
PIMCO Income Strategy Fund II	41,900	436,179
Pioneer Diversified High Income Trust	35,200	718,080
Pioneer High Income Trust	73,000	1,175,300
PowerShares Financial Preferred	73,000	1,293,560
PowerShares High Yield Corporate Bond	128,000	2,360,320
Putnam Master Intermediate Income Trust	109,000	646,370
Putnam Premier Income Trust	150,000	966,000
SPDR Barclays Capital High Yield Bond	124,000	5,020,760
Wells Fargo Advantage Income Opportunities Fund	53,000	525,230
Western Asset High Income Opportunity Fund, Inc.	33,000	203,610
Western Asset Premier Bond Fund	24,000	357,120

		47,598,150

U.S. Government Bonds & Notes — 1.6%
America First Tax Exempt Investors LP	38,000	210,140
PowerShares DB 3X Short 25+ Year Treasury Bond ETN*	22,000	612,572
ProShares UltraShort 20+ Year Treasury*	15,000	585,750

		1,408,462

	Principal/ Shares	Value
U.S. Large Cap Stocks — 1.3%
BlackRock Enhanced Capital and Income Fund	13,000	$190,970
CenturyLink, Inc.	6,000	259,440
Guggenheim Multi-Asset Income Index ETF	33,000	677,160

		1,127,570

U.S. Market Indexes — 4.3%
iShares DJ Select Dividend Index Fund	9,000	449,820
PowerShares High Yield Equity Dividend Achievers Fund	165,300	1,428,192
PowerShares Dynamic Utilities Portfolio	36,000	570,600
SPDR Dow Jones Industrial Average ETF Trust	3,500	415,100
SPDR S&P Dividend ETF	19,200	1,001,664

		3,865,376

U.S. Micro Cap Stocks — 2.7%
Alaska Communications Systems Group, Inc.	38,500	354,200
Cypress Sharpridge Investments, Inc.	35,000	456,750
Global Partners LP	15,000	447,450
Hugoton Royalty Trust	17,000	364,650
Kohlberg Capital Corporation	40,000	282,400
MarkWest Energy Partners LP	11,000	479,270

		2,384,720

U.S. Mid Cap Stocks — 2.1%
Ares Capital Corporation	66,000	1,108,140
Linn Energy, LLC	6,000	237,540
Sunco Logistics Partners L.P.	3,600	308,844
Windstream Corporation	17,000	217,770

		1,872,294

U.S. Municipal Bonds — 0.6%
Grand Prairie Texas Independent School District, 0.0%, due 8/15/2038	$1,000,000	166,970
Market Vectors High-Yield Muni ETF	12,000	337,560

		504,530

U.S. REIT’s — 11.4%
American Capital Agency Corp.	14,000	401,660
Annaly Capital Management, Inc.	197,000	3,512,510
Chimera Investment Corp.	423,000	1,776,600
Hatteras Financial Corp.	14,000	400,120
MFA Financial, Inc.	279,000	2,279,430
One Liberty Properties, Inc.	25,000	404,500
Plum Creek Timber Company, Inc.	8,000	334,960
Potlatch Corporation	9,000	334,350
Resource Capital Corp.	100,000	713,000

		10,157,130

API INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal/ Shares	Value
U.S. Small Cap Stocks — 6.5%
Capital Federal Financial	28,748	$350,438
ClearBridge Energy MLP Fund, Inc.	10,000	216,300
Diamon Hill Investment Group, Inc.	4,000	273,200
DiamondRock Hospitality Co.*	21,000	254,730
Encore Energy Partners LP	11,000	252,560
Guggenheim Global Dividend Opportunities Index ETF	54,000	818,975
Invesco Mortgage Capital, Inc.	92,000	2,058,040
Legacy Reserves LP	8,000	234,160
Penn Virginia Resource Partners LP	20,000	560,400
Prospect Capital Corporation	41,000	469,450
Redwood Trust, Inc.	20,800	311,376

		5,799,629

Total Investments — 99.1%
(cost $79,544,025)		$88,078,583
Other Assets in Excess of Liabilities — 0.9%		806,622

Net Assets — 100.0%		$88,885,205

Costfor federal income tax purposes $79,544,025.
Theaggregate gross unrealized appreciation (depreciation) for all securities is as follows:
Excess of value over tax cost	$9,043,685
Excess of tax cost over value	509,127

Net Appreciation	$8,534,558

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API MULTIPLE INDEX FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at January 31, 2011 (as a percentage of total investments).

The accompanying notes are an integral part of these financial statements.

API MULTIPLE INDEX FUND

SCHEDULE OF INVESTMENTS

January 31, 2011

	Shares	Value
Emerging Markets Growth — 7.9%
iShares MSCI South Africa Index Fund	5,100	$334,509
PowerShares DWA Emerging Markets Technical Leaders Portfolio	19,800	341,946
SPDR S&P Emerging Asia Pacific ETF	4,600	379,132
SPDR S&P Emerging Europe ETF	5,000	251,450
SPDR S&P Emerging Markets Small Cap ETF	6,300	337,743

		1,644,780

Emerging Markets Value — 1.8%
Vanguard Emerging Markets ETF	8,000	371,920

Europe Market Indexes — 4.8%
iShares MSCI EAFE Growth Index	6,000	366,780
iShares MSCI Switzerland Index Fund	19,000	470,440
ProShares Ultra MSCI Europe*	4,500	167,535

		1,004,755

Global Large Cap Stocks — 0.7%
BanColombia SA	2,700	157,788

Global Market Indexes — 4.3%
iShares S&P North American Technology-Multimedia Networking Index	10,900	373,325
PowerShares DB Base Metals Double Long ETN*	27,700	535,995

		909,320

Global Mid Cap Stocks — 2.3%
PowerShares Global Coal	13,000	477,750

International Large Cap Stocks — 3.3%
Revenue Shares ADR Fund	8,800	350,152
TELUS Corporation	7,000	332,570

		682,722

International Market Indexes — 5.9%
iShares MSCI Turkey Investable Market Index Fund	5,200	311,948
SPDR S&P BRIC 40 ETF	13,600	367,064
SPDR S&P International Dividend ETF	4,000	227,520
WisdomTree India Earnings Fund	13,600	315,112

		1,221,644

International Mid Cap Stocks — 1.7%
WisdomTree International MidCap Dividend	6,600	349,074

International Small Cap Stocks — 6.3%
IQ Canada Small Cap ETF	15,000	498,450
iShares MSCI EAFE Small Cap Index Fund	11,000	467,500
WisdomTree International SmallCap Dividend Fund	6,600	344,190

		1,310,140

	Shares	Value
Japan Market Indexes — 3.5%
SPDR Russell/Nomura Prime Japan ETF	8,200	$338,734
SPDR Russell/Nomura Small Cap Japan ETF	9,000	394,916

		733,650

Latin America Market Indexes — 6.2%
iShares MSCI Brazil Index Fund	4,400	322,080
iShares MSCI Mexico Investable Market Index Fund	7,000	425,320
Latin America Discovery Fund, Inc.	10,000	186,200
Market Vectors Brazil Small-Cap ETF	6,800	354,688

		1,288,288

Latin America Small Cap Stocks — 1.0%
Industrias Bachoco S.A.B. de C.V.	8,000	201,200

Pacific/Asia Large Cap Stocks — 4.4%
iShares MSCI Hong Kong Index Fund	25,000	479,750
iShares MSCI South Korea Index Fund	7,000	429,800

		909,550

Pacific/Asia Market Indexes — 5.2%
iShares FTSE China 25 Index Fund	8,500	361,675
iShares MSCI Singapore Index Fund	28,000	384,720
iShares MSCI Thailand Investable Market Index Fund	5,900	345,740

		1,092,135

Pacific/Asia Mid Cap Stocks — 0.9%
iShares MSCI Australia Index Fund	7,400	184,038

Pacific/Asia Small Cap Stocks — 1.8%
Camelot Information Systems, Inc.*	8,700	194,880
IQ South Korea Small-Cap ETF	6,000	187,020

		381,900

Scandinavia Large Cap Stocks — 3.1%
LM Ericsson Telephone Co. ADR	13,000	160,810
iShares MSCI Sweden Index Fund	15,000	483,450

		644,260

United Kingdom Market Indexes — 0.9%
iShares MSCI United Kingdom Index Fund	11,350	199,306

U.S. Large Cap Stocks — 8.1%
Apple, Inc.*	1,200	407,184
DIRECTV*	4,000	169,560
iShares Morningstar Large Core Index Fund	7,000	505,400
RevenueShares Large Cap Fund	13,800	335,478
Schwab U.S. Large-Cap Growth ETF	9,000	278,100

		1,695,722

U.S. Market Indexes — 2.3%
iShares Nasdaq Biotechnology	3,700	346,764

API MULTIPLE INDEX FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Value
Wilshire Micro-Cap ETF	6,500	$125,580

		472,344

U.S. Micro Cap Stocks — 0.7%
U. S. Global Investors, Inc.	19,000	137,560

U.S. Mid Cap Stocks — 10.7%
Energen Corporation	4,400	245,960
GrafTech International Ltd.*	14,500	304,500
iShares Morningstar Mid Core Index Fund	5,000	434,550
ProShares UltraPro MidCap400	1,100	181,797
RevenueShares Mid Cap Fund	15,000	452,550
SPDR Technology Select Sector	13,100	340,469
Vanguard Extended Market Index ETF	5,000	276,300

		2,236,126

U.S. Small Cap Stocks — 10.4%
Direxion Daily Small Cap Bull 3X Shares	2,300	163,208
iShares Morningstar Small Core Index Fund	5,000	450,150
RevenueShares Small Cap Fund	29,000	939,310
Schnitzner Steel Industries, Inc.	4,700	289,990
Stifel Financial Corp.*	5,000	320,800

		2,163,458

Total Investments — 98.2% (cost $17,706,758)		20,469,430
Other Assets in Excess of Liabilities — 1.8%		373,709

Net Assets — 100.0%		$20,843,139

Cost for federal income tax purposes $17,706,758.
The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
Excess of value over tax cost	$2,883,593
Excess of tax cost over value	120,921

Net Appreciation	$2,762,672

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API VALUE FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at January 31, 2011 (as a percentage of total investments).

The accompanying notes are an integral part of these financial statements.

API VALUE FUND

SCHEDULE OF INVESTMENTS

January 31, 2011

	Shares	Value
Emerging Markets Growth — 3.1%
SPDR S&P Emerging Asia Pacific ETF	5,000	$412,100
SPDR S&P Emerging Markets ETF	6,000	428,586

		840,686

Emerging Markets Value — 1.7%
Guggenheim BRIC ETF	10,000	448,900

Europe Large Cap Stocks — 0.9%
Novartis AG ADR	4,500	251,370

International Large Cap Stocks — 1.7%
Rio Tinto PLC ADR	3,200	222,336
Syngenta AG ADS	3,500	226,205

		448,541

Latin America Large Cap Stocks — 4.6%
Banco Bradesco SA ADR	10,648	201,460
Companhia Sideurgica Nacional ADR	15,000	255,900
Gerdau SA ADR	14,700	194,775
Itau Unibanco Banco Multiplo SA ADR	15,000	322,500
Vale SA ADR	7,800	271,674

		1,246,309

Latin America Mid Cap Stocks — 1.2%
Companhia Energetica de Minas Gerais ADR	9,075	149,919
Companhia Paranaense de Energia ADR	7,000	179,130

		329,049

Pacific/Asia Large Cap Stocks — 0.8%
LG Display Co. Ltd. ADR*	12,000	203,400

United Kingdom Large Cap Stocks — 1.0%
Willis Group Holdings PLC	7,500	281,850

U.S. Large Cap Stocks — 31.4%
Abbott Laboratories	3,000	135,480
Amgen, Inc.*	5,000	275,400
Applied Materials, Inc.	23,500	368,715
Baker Hughes, Inc.	3,500	239,785
Boeing Company	4,500	312,660
Chevron Corp.	4,000	379,720
Chubb Corporation	6,500	376,545
Citigroup, Inc.*	44,000	212,080
ConocoPhillips	7,000	500,220
du Pont (E.I.) de Nemours & Co.	3,000	152,040
eBay, Inc.*	8,000	242,880
Goldman Sachs Group, Inc.	2,000	327,240
Infosys Technologies Ltd. ADR	3,500	236,985
International Business Machines, Inc.	1,000	162,000
Intuit, Inc.*	6,500	305,045
Invesco Holding Co. Ltd.	19,000	470,060
Johnson & Johnson	4,000	239,080

	Shares	Value
JPMorgan Chase & Co.	5,500	$247,170
Lowe's Companies, Inc.	8,700	215,760
National Oilwell Varco, Inc.	4,000	295,600
Noble Energy, Inc.	1,800	163,980
Omnicom Group, Inc.	4,000	179,520
Precision Castparts Corp.	2,000	285,980
Schlumberger Ltd.	4,000	355,960
Spectra Energy Corp.	5,900	154,757
Sysco Corp.	9,400	273,915
Travelers Companies, Inc.	4,000	225,040
United Technologies Corp.	4,500	365,850
Valero Energy Corp.	10,000	253,600
Walgreen Co.	7,500	303,300
Wal-Mart Stores, Inc.	4,500	252,315

		8,508,682

U.S. Micro Cap Stocks — 10.3%
Calamos Asset Management, Inc.	30,000	461,400
Epoch Holding Corp.	24,000	356,640
Foot Locker, Inc.	12,500	223,250
Hallmark Financial Services, Inc.*	17,000	144,330
Houston American Energy Corp.	21,500	336,045
Measurement Specialties, Inc.*	15,000	404,100
Miller Industries, Inc.	11,400	173,964
NBT Bancorp, Inc.	12,000	278,160
PolyOne Corp.*	20,000	263,000
Wintrust Financial Corporation	5,000	164,550

		2,805,439

U.S. Mid Cap Stocks — 25.0%
Acme Packet, Inc.*	3,500	188,230
Albemarle Corp.	5,000	280,800
Ball Corp.	5,300	376,989
Beckman Coulter, Inc.	2,800	201,628
Brown & Brown, Inc.	9,500	235,220
Bunge Ltd.	2,300	156,561
Cabot Corp.	4,000	173,000
Dr. Pepper Snapple Group, Inc.	5,500	194,865
Eaton Vance Corp.	12,000	363,600
Fidelity National Financial, Inc.	16,000	215,200
Flowserve Corporation	1,800	224,982
FMC Corp.	2,000	152,120
Goodrich Corp.	3,000	271,860
Greif, Inc.	3,000	189,150
International Paper Co.	8,300	239,704
Kinetic Concepts, Inc.*	3,500	161,455
M & T Bank Corp.	2,059	178,042
Magellan Midstream Partners, L.P.	3,000	169,500
Packaging Corp. of America	6,500	183,625

API VALUE FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Value
Principal Financial Group, Inc.	6,000	$196,620
Reinsurance Group of America, Inc.	4,500	259,020
Rockwell Collins, Inc.	4,000	256,560
R. R. Donnelley & Sons Company	9,000	159,480
Sigma-Aldrich Corp.	4,500	286,425
Silgan Holdings, Inc.	11,000	410,630
Vishay Intertechnology, Inc.*	19,000	313,500
Vishay Precision Group, Inc.*	17,000	315,350
Weyerhaeuser Co.	18,920	438,566

		6,792,682

U.S. Small Cap Stocks — 16.7%
A. O. Smith Corp.	4,500	192,645
Arch Chemicals, Inc.	4,000	144,960
Astec Industries, Inc.*	4,000	120,400
Centene Corporation*	8,000	221,760
Collective Brands, Inc.*	11,000	223,960
Cytec Industries, Inc.	7,000	381,780
EarthLink, Inc.	22,000	187,660
Fair Isacc Corp.	17,000	431,460
Gardner Denver, Inc.	4,000	288,560
Graco, Inc.	10,500	446,040
James River Coal Company*	8,500	191,123
Koppers Holdings, Inc.	6,000	230,880
National Financial Partners Corp.*	15,500	196,540
National Presto Industries, Inc.	1,400	179,228
OM Group, Inc.*	6,000	217,080
Par Pharmaceutical Companies, Inc.*	10,000	357,200
ProAssurance Corp.*	3,000	176,010
Symetra Financial Corporation	13,800	182,574
Valassis Communications, Inc.*	5,000	151,700

		4,521,560

Total Investments — 98.4%
(cost $19,296,201)		26,678,468
Other Assets in Excess of Liabilities — 1.6%		430,182

Net Assets — 100.0%		$27,108,650

Costfor federal income tax purposes $19,296,201.
Theaggregate gross unrealized appreciation (depreciation) for all securities is as follows:
Excess of value over tax cost	$7,651,894
Excess of tax cost over value	269,627

Net Appreciation	$7,382,267

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API MASTER ALLOCATION FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at January 31, 2011 (as a percentage of total investments).

The accompanying notes are an integral part of these financial statements.

API MASTER ALLOCATION FUND

SCHEDULE OF INVESTMENTS

January 31, 2011

	Shares	Value
Growth Funds — 33.3%
API Efficient Frontier Growth Fund*	949,491	$9,352,483

Income Funds — 32.8%
API Efficient Frontier Capital Income Fund	250,058	9,224,626

Value Funds — 33.0%
API Efficient Frontier Value Fund*	713,839	9,272,764

Total Investments — 99.1% (cost $20,314,263)		27,849,873
Other Assets in Excess of Liabilities — 0.9%		264,896

Net Assets — 100.0%		$28,114,769

Costfor federal income tax purposes $20,351,326.
Theaggregate gross unrealized appreciation (depreciation)for all securities is as follows:
Excess of value over tax cost	$7,501,246
Excess of tax cost over value	2,699

Net Appreciation	$7,498,547

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API TRUST

STATEMENTS OF ASSETS AND LIABILITIES

January 31, 2011

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund	Master Allocation Fund
Assets
Investments in unaffiliated issuers at value (indentified cost of $19,867,701, $26,962,416, $79,544,025, $17,706,758, and $19,296,201, respectively)	$23,608,601	$40,530,214	$88,078,583	$20,469,430	$26,678,468
Investments in affiliated issuers at value (indentified cost of $20,314,263)						$27,849,873
Cash	591,909	894,153	2,551,889	2,128,614	794,033	209,332
Dividends and interest receivable	28,402	12,794	120,053	2,670	17,651
Receivable for securities sold	374,153				454,420
Receivable for shareholder purchases	3,721	564	726,784	169	1,956	103,655
Other assets	4,622	7,919	16,398	4,266	5,162	4,964

Total assets	24,611,408	41,445,644	91,493,707	22,605,149	27,951,690	28,167,824

Liabilities
Payable for shareholder redemptions	2,305	26,402	375,374	18,868	8,749	6,082
Accrued distribution fees	9,001	24,244	61,255	14,871	11,618	19,684
Accrued advisory fees	12,322	34,998	28,967	12,595	20,602	7,064
Accrued accounting service fees	3,723	3,426	4,218	3,256	3,305
Payable for securities purchased	376,426		2,077,927	1,692,770	776,316
Other accrued expenses	21,499	33,866	60,761	19,650	22,450	20,225

Total liabilities	425,276	122,936	2,608,502	1,762,010	843,040	53,055

Net assets	$24,186,132	$41,322,708	$88,885,205	$20,843,139	$27,108,650	$28,114,769

Shares of beneficial interest (unlimited number of no par value shares authorized) (Note 6)
Class A: Shares outstanding	315,448	1,317,214	3,043,278	294,489	920,961	343,209

Net asset value per share	$36.89	$9.85	$11.90	$12.40	$12.99	$27.41

Maximum offering price per share	$39.14	$10.45	$12.63	$13.16	$13.78	$29.08

Class C: Shares outstanding	239,299	3,112,505	4,066,178	1,466,379	1,242,257

Net asset value per share	$35.56	$9.11	$11.54	$11.72	$12.19

Class D: Shares outstanding	111,103

Net asset value per share	$36.36

Institutional Class: Shares outstanding			472,105

Net asset value per share			$12.19

Class L: Shares outstanding						688,836

Net asset value per share						$27.16

Net assets consist of
Paid-in capital	$22,300,185	$40,770,524	$80,553,515	$23,823,772	$29,258,582	$20,616,222
Undistributed net investment income	136,802	—	210,685	—	—	—
Accumulated net realized gain (loss) from security transactions	(1,991,755)	(13,015,614)	(413,553)	(5,743,305)	(9,532,199)	(37,063)
Unrealized appreciation on investments	3,740,900	13,567,798	8,534,558	2,762,672	7,382,267	7,535,610

Net assets applicable to outstanding shares of beneficial interest	$24,186,132	$41,322,708	$88,885,205	$20,843,139	$27,108,650	$28,114,769

The accompanying notes are an integral part of these financial statements.

API TRUST

STATEMENTS OF OPERATIONS

Year Ended January 31, 2011

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund	Master Allocation Fund
Investment Income
Dividends from unaffiliated issuers	$702,709	$458,207	$6,045,389	$370,570	$457,076
Dividends from affiliated issuers						$105,266
Interest	150	473	263,166	118	77	35

Total income	702,859	458,680	6,308,555	370,688	457,153	105,301

Expenses
Investment advisory fees	126,719	378,855	258,554	142,649	218,986	65,316
Distribution and shareholder servicing fees
Class C	80,620	267,342	383,356	171,124	132,206
Class D	19,873
Class A			184,940			26,558
Class L						165,038
Accounting service fees	42,112	38,788	45,631	37,038	37,433
Transfer agent fees	77,032	95,144	103,921	75,058	67,592	55,298
Custodial fees	4,976	5,139	8,402	5,163	4,941	3,909
Professional fees	18,521	31,504	71,768	16,076	21,551	21,448
Registration fees	37,233	28,447	51,519	32,414	28,476	30,195
Trustee fees	4,704	9,503	12,370	5,372	5,914	4,704
Insurance	7,535	14,026	15,644	8,237	8,691	5,956
Shareholder reports	5,767	11,419	15,814	6,274	6,601	5,495
Miscellaneous	21,501	26,268	34,775	16,278	19,166	13,964

Total operating expenses	446,593	906,435	1,186,694	515,683	551,557	397,881

Net investment income (loss)	256,266	(447,755)	5,121,861	(144,995)	(94,404)	(292,580)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions in unaffiliated issures	3,654,419	5,216,755	540,209	2,021,299	3,016,001
Net realized gain (loss) from security transactions in affiliated issures						(24,876)
Capital gain distributions from other mutual funds			27,551	27,528	17,337
Change in unrealized appreciation on investments in unaffiliated issures	153,134	5,032,439	2,856,928	1,563,877	2,457,023
Change in unrealized appreciation on investments in affiliated issures						4,970,392

Net realized and unrealized gain (loss) on investments	3,807,553	10,249,194	3,424,688	3,612,704	5,490,361	4,945,516

Net increase (decrease) in net assets resulting from operations	$4,063,819	$9,801,439	$8,546,549	$3,467,709	$5,395,957	$4,652,936

The accompanying notes are an integral part of these financial statements.

API TRUST

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended January 31, 2011

	Capital Income Fund(1)	Growth Fund(1)	Income Fund(1)	Multiple Index Fund(1)	Value Fund(1)	Master Allocation Fund(2)
Operations
Net investment income (loss)	$256,266	$(447,755)	$5,121,861	$(144,995)	$(94,404)	$(292,580)
Net realized gain (loss) from security transactions	3,654,419	5,216,755	567,760	2,048,827	3,033,338	(24,876)
Net change in unrealized appreciation on investments	153,134	5,032,439	2,856,928	1,563,877	2,457,023	4,970,392

Increase in net assets resulting from operations	4,063,819	9,801,439	8,546,549	3,467,709	5,395,957	4,652,936

Distributions
From net investment income:
Class A	(133,791)		(1,971,973)	(22,470)
Class C	(34,180)		(2,957,126)	(1,868)
Class D	(32,029)
Institutional Class			(162,901)

	(200,000)		(5,092,000)	(24,338)

Change in net assets from fund share transactions:
Class A	2,874,581	321,388	21,613,896	(149,888)	1,933,104	5,169,745
Class C	(581,166)	(3,774,902)	14,831,619	(2,761,462)	(2,027,357)
Class D	(490,208)
Institutional Class			5,687,802
Class L						1,683,370

Increase (decrease) in net assets resulting from capital share transactions	1,803,207	(3,453,514)	42,133,317	(2,911,350)	(94,253)	6,853,115

Total increase in net assets	5,667,026	6,347,925	45,587,866	532,021	5,301,704	11,506,051
Net assets
Beginning of the year	18,519,106	34,974,783	43,297,339	20,311,118	21,806,946	16,608,718

End of year	$24,186,132	$41,322,708	$88,885,205	$20,843,139	$27,108,650	$28,114,769

Undistributed net investment income	$136,802	—	$210,685	—	—	—

The accompanying notes are an integral part of these financial statements.

API TRUST

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended January 31, 2010

	Capital Income Fund (1)	Growth Fund (1)	Income Fund (1)	Multiple Index Fund (1)	Value Fund (1)	Master Allocation Fund (2)
Operations
Net investment income (loss)	$80,536	$(241,340)	$1,885,134	$24,338	$(85,317)	$(214,384)
Net realized gain (loss) from security transactions	(138,086)	(59,972)	1,843,567	384,592	1,424,118	(7,842)
Net change in unrealized appreciation on investments	2,671,215	5,804,187	3,641,037	2,493,512	2,746,716	2,565,218

Increase in net assets resulting from operations	2,613,665	5,502,875	7,369,738	2,902,442	4,085,517	2,342,992

Distributions
From net investment income:
Class A	(49,298)		(369,246)	(22,038)	(51,345)
Class C	(13,345)		(1,466,754)	(20,130)	(25,380)
Class D	(16,493)

	(79,136)		(1,836,000)	(42,168)	(76,725)

Change in net assets from fund share transactions:
Class A	2,503,865	4,259,513	11,291,582	(83,356)	1,758,646	2,513,683
Class C	(2,137,684)	(4,780,857)	5,785,343	(1,800,816)	(3,555,496)
Class D	(328,439)
Class L						11,752,043

Increase (decrease) in net assets resulting from capital share transactions	37,742	(521,344)	17,076,925	(1,884,172)	(1,796,850)	14,265,726

Total increase in net assets	2,572,271	4,981,531	22,610,663	976,102	2,211,942	16,608,718
Net assets
Beginning of the period	15,946,835	29,993,252	20,686,676	19,335,016	19,595,004	—

End of period	$18,519,106	$34,974,783	$43,297,339	$20,311,118	$21,806,946	$16,608,718

Undistributed net investment income	$80,536	—	$180,824	$24,338	—	—

(1)	For 2010, the Fund changed its year end to January 31.

(2)	The Fund commenced operations on March 19, 2009.

The accompanying notes are an integral part of these financial statements.

API TRUST

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended May 31, 2009

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund
Operations
Net investment income (loss)	$296,004	$(41,932)	$880,224	$42,168	$77,772
Net realized gain (loss) from security transactions	(5,667,972)	(18,234,280)	(1,935,611)	(8,176,724)	(13,990,702)
Capital gain distributions from mutual funds	159,623	61,883
Net change in unrealized appreciation on investments	(4,565,958)	(8,536,485)	2,018,208	(10,212,346)	(5,633,893)

Increase (decrease) in net assets resulting from operations	(9,778,303)	(26,750,814)	962,821	(18,346,902)	(19,546,823)

Distributions
From net investment income:
Class A	(34,048)		(59,539)
Class C	(130,308)		(788,306)
Class D	(69,929)

	(234,285)		(847,845)

From net realized gain on security transactions:
Class A	(141,812)	(514,752)		(164,897)	(82,865)
Class C	(848,502)	(6,094,294)		(1,040,582)	(588,322)
Class D	(364,674)

	(1,354,988)	(6,609,046)		(1,205,479)	(671,187)

Change in net assets from Fund share transactions:
Class A	1,702,068	1,903,955	478,900	(572,010)	2,438,849
Class C	(555,451)	(2,517)	7,196,527	(652,259)	(2,875,412)
Class D	(1,134,530)

Increase (decrease) in net assets resulting from capital share transactions	12,087	1,901,438	7,675,427	(1,224,269)	(436,563)

Total increase (decrease) in net assets	(11,355,489)	(31,458,422)	7,790,403	(20,776,650)	(20,654,573)
Net assets
Beginning of year	27,302,324	61,451,674	12,896,273	40,111,666	40,249,577

End of year	$15,946,835	$29,993,252	$20,686,676	$19,335,016	$19,595,004

Undistributed net investment income	$79,653	—	$131,690	$42,168	$77,772

The accompanying notes are an integral part of these financial statements.

API CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Year Ended January 31, 2011	For the Period Ended January 31, 2010 (2)	For the Year Ended May 31,
			2009 (3)	2008 (3)	2007 (3)	2006 (3)
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$30.60	$26.19	$43.34	$47.76	$37.36	$37.06

Income from investment operations
Net investment income (1)(4)	0.60	0.24	0.68	0.94	1.04	0.56
Net realized and unrealized gain (loss) on investments	6.14	4.39	(15.29)	(1.36)	10.88	2.98

Total income (loss) from investment operations	6.74	4.63	(14.61)	(0.42)	11.92	3.54

Distributions
From net investment income	(0.45)	(0.22)	(0.49)	(1.22)	(0.42)
From net realized gain on security transactions			(2.05)	(2.78)	(1.10)	(3.24)

Total distributions	(0.45)	(0.22)	(2.54)	(4.00)	(1.52)	(3.24)

Net asset value, end of year/period	$36.89	$30.60	$26.19	$43.34	$47.76	$37.36

Total return (5)	22.03%	17.63%	(32.93)%	(0.93)%	32.42%	9.78%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,636	$7,114	$3,745	$3,491	$3,343	$2,414
Ratio of expenses to average net assets (6)(7)	1.64%	1.93%	1.90%	1.44%	1.43%	1.56%
Ratio of net investment income to average net assets (6)(7)	1.77%	1.22%	2.33%	2.09%	2.63%	1.45%
Portfolio turnover rate (5)	66%	27%	129%	69%	56%	100%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Per share information adjusted to reflect 1:2 share adjustment effective February 23, 2009.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class C Shares
	For the Year Ended January 31, 2011	For the Period Ended January 31, 2010 (2)	For the Year Ended May 31,
			2009 (3)	2008 (3)	2007 (3)	2006 (3)
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$29.56	$25.34	$42.10	$46.66	$36.70	$36.82

Income from investment operations
Net investment income (1)(4)	0.25	0.04	0.37	0.48	0.62	0.16
Net realized and unrealized gain (loss) on investments	5.89	4.23	(14.77)	(1.32)	10.66	2.96

Total income (loss) from investment operations	6.14	4.27	(14.40)	(0.84)	11.28	3.12

Distributions
From net investment income	(0.14)	(0.05)	(0.31)	(0.94)	(0.22)
From net realized gain on security transactions			(2.05)	(2.78)	(1.10)	(3.24)

Total distributions	(0.14)	(0.05)	(2.36)	(3.72)	(1.32)	(3.24)

Net asset value, end of year/period	$35.56	$29.56	$25.34	$42.10	$46.66	$36.70

Total return (5)	20.79%	16.85%	(33.47)%	(1.90)%	31.12%	8.66%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,510	$7,610	$8,651	$15,797	$18,390	$11,585
Ratio of expenses to average net assets (6)(7)	2.64%	2.93%	2.90%	2.44%	2.43%	2.56%
Ratio of net investment income to average net assets (6)(7)	0.77%	0.22%	1.33%	1.09%	1.63%	0.45%
Portfolio turnover rate (5)	66%	27%	129%	69%	56%	100%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Per share information adjusted to reflect 1:2 share adjustment effective February 23, 2009.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class D Shares
	For the Year Ended January 31, 2011	For the Period Ended January 31, 2010 (2)	For the Years Ended May 31,
			2009 (3)	2008 (3)	2007 (3)	2006 (3)
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$30.19	$25.85	$42.82	$47.32	$37.10	$37.02

Income from investment operations
Net investment income (1)(4)	0.42	0.14	0.52	0.70	0.96	0.36
Net realized and unrealized gain (loss) on investments	6.04	4.33	(15.05)	(1.34)	10.66	2.96

Total income (loss) from investment operations	6.46	4.47	(14.53)	(0.64)	11.62	3.32

Distributions
From net investment income	(0.29)	(0.13)	(0.39)	(1.08)	(0.30)
From net realized gain on security transactions			(2.05)	(2.78)	(1.10)	(3.24)

Total distributions	(0.29)	(0.13)	(2.44)	(3.86)	(1.40)	(3.24)

Net asset value, end of year/period	$36.36	$30.19	$25.85	$42.82	$47.32	$37.10

Total return (5)	21.39%	17.27%	(33.18)%	(1.43)%	31.78%	9.18%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,040	$3,795	$3,551	$8,015	$9,668	$9,117
Ratio of expenses to average net assets (6)(7)	2.14%	2.43%	2.40%	1.94%	1.93%	2.06%
Ratio of net investment income to average net assets (6)(7)	1.27%	0.72%	1.83%	1.59%	2.13%	0.95%
Portfolio turnover rate (5)	66%	27%	129%	69%	56%	100%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Per share information adjusted to reflect 1:2 share adjustment effective February 23, 2009.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API GROWTH FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Year Ended January 31, 2011	For the Period Ended January 31, 2010 (2)	For the Year Ended May 31,
			2009	2008	2007	2006
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$7.55	$6.36	$13.93	$14.12	$13.10	$11.38

Income from investment operations
Net investment income (loss) (1)(3)	(0.04)	(0.01)	0.06	0.04	0.08	(0.09)
Net realized and unrealized gain (loss) on investments	2.34	1.20	(6.06)	0.20	2.92	1.81

Total income from investment (loss) operations	2.30	1.19	(6.00)	0.24	3.00	1.72

Distributions
From net investment income				(0.13)
From net realized gain on security transactions			(1.57)	(0.30)	(1.98)

Total distributions			(1.57)	(0.43)	(1.98)

Net asset value, end of year/period	$9.85	$7.55	$6.36	$13.93	$14.12	$13.10

Total return (4)	30.46%	18.71%	(41.06)%	1.62%	24.73%	15.11%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,975	$9,706	$4,221	$5,016	$5,421	$4,262
Ratio of expenses to average net assets (5)(6)	1.68%	1.88%	1.94%	1.56%	1.59%	1.58%
Ratio of net investment income (loss) to average net assets (5)(6)	(0.48)%	(0.28)%	0.80%	0.26%	0.66%	(0.68)%
Portfolio turnover rate (4)	35%	25%	99%	72%	81%	143%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API GROWTH FUND

FINANCIAL HIGHLIGHTS, Continued

	Class C Shares
	For the Year Ended January 31, 2011	For the Period Ended January 31, 2010 (2)	For the Years Ended May 31,
			2009	2008	2007	2006
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$7.05	$5.98	$13.40	$13.65	$12.85	$11.27

Income from investment operations
Net investment loss (1)(3)	(0.12)	(0.06)	(0.01)	(0.10)	(.04)	(0.21)
Net realized and unrealized gain (loss) on investments	2.18	1.13	(5.84)	0.19	2.82	1.79

Total income (loss) from investment operations	2.06	1.07	(5.85)	0.09	2.78	1.58

Distributions
From net investment income				(0.04)
From net realized gain on security transactions			(1.57)	(0.30)	(1.98)

Total distributions			(1.57)	(0.34)	(1.98)

Net asset value, end of year/period	$9.11	$7.05	$5.98	$13.40	$13.65	$12.85

Total return (4)	29.22%	17.89%	(41.62)%	0.63%	23.43%	14.02%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$28,348	$25,269	$25,772	$56,436	$62,124	$52,082
Ratio of expenses to average net assets (5)(6)	2.68%	2.88%	2.94%	2.56%	2.59%	2.58%
Ratio of net investment loss to average net assets (5)(6)	(1.48)%	(1.28)%	(0.20)%	(0.74)%	(0.34)%	(1.68)%
Portfolio turnover rate (4)	35%	25%	99%	72%	81%	143%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API INCOME FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Year Ended January 31, 2011	For the Period Ended January 31, 2010 (2)	For the Years Ended May 31,
			2009	2008	2007	2006
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$11.24	$9.20	$10.27	$10.31	$10.13	$10.53

Income from investment operations
Net investment income (1)(3)	0.94	0.69	0.66	0.31	0.32	0.43
Net realized and unrealized gain (loss) on investments	0.62	2.00	(1.11)	(0.06)	0.17	(0.46)

Total income (loss) from investment operations	1.56	2.69	(0.45)	0.25	0.49	(0.03)

Distributions
From net investment income	(0.90)	(0.65)	(0.62)	(0.29)	(0.31)	(0.37)

Total distributions	(0.90)	(0.65)	(0.62)	(0.29)	(0.31)	(0.37)

Net asset value, end of year/period	$11.90	$11.24	$9.20	$10.27	$10.31	$10.13

Total return (4)	14.35%	30.00%	(3.25)%	2.48%	4.84%	(0.24)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$36,202	$13,255	$1,276	$912	$720	$504
Ratio of expenses to average net assets (5)(6)	1.71%	1.20%	1.88%	1.70%	1.72%	1.71%
Ratio of net investment income to average net assets (5)(6)	8.00%	9.47%	7.76%	3.04%	3.30%	3.54%
Portfolio turnover rate (4)	42%	33%	92%	98%	30%	38%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class C Shares
	For the Year Ended January 31, 2011	For the Period Ended January 31, 2010 (2)	For the Year Ended May 31,
			2009	2008	2007	2006
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$10.92	$8.96	$10.02	$10.10	$9.98	$10.43

Income from investment operations
Net investment income (1)(3)	0.88	0.59	0.55	0.20	0.23	0.29
Net realized and unrealized gain (loss) on investments	0.60	1.96	(1.07)	(0.05)	0.14	(0.43)

Total income (loss) from investment operations	1.48	2.55	(0.52)	0.15	0.37	(0.14)

Distributions
From net investment income	(0.86)	(0.59)	(0.54)	(0.23)	(0.25)	(0.31)

Total distributions	(0.86)	(0.59)	(0.54)	(0.23)	(0.25)	(0.31)

Net asset value, end of year/period	$11.54	$10.92	$8.96	$10.02	$10.10	$9.98

Total return (4)	14.05%	29.06%	(4.12)%	1.52%	3.71%	(1.36)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$46,927	$30,042	$19,411	$11,984	$12,066	$10,901
Ratio of expenses to average net assets (5)(6)	1.96%	2.20%	2.88%	2.70%	2.72%	2.71%
Ratio of net investment income to average net assets (5)(6)	7.80%	8.47%	6.76%	2.04%	2.30%	2.54%
Portfolio turnover rate (4)	42%	33%	92%	98%	30%	38%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

Institutional Class Shares (2)
For the Period Ended January 31, 2011

For a share outstanding throughout each period
Net asset value, beginning of period	$12.00

Income from investment operations
Net investment income (1)(3)	0.88
Net realized and unrealized gain on investments	0.11

Total income from investment operations	0.99

Distributions
From net investment income	(0.80)

Total distributions	(0.80)

Net asset value, end of period	$12.19

Total return (4)	8.60%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,756
Ratio of expenses to average net assets (5)(6)	0.96%
Ratio of net investment income to average net assets (5)(6)	8.80%
Portfolio turnover rate (4)	42%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was April 1, 2010.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API MULTIPLE INDEX FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Year Ended January 31, 2011	For the Period Ended January 31, 2010 (2)	For the Years Ended May 31,
			2009	2008	2007	2006
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$10.39	$8.98	$16.84	$18.45	$14.45	$12.76

Income from investment operations
Net investment income (1)(3)	0.01	0.07	0.11	0.17	0.27	0.06
Net realized and unrealized gain (loss) on investments	2.08	1.41	(7.46)	(0.11)	4.22	2.32

Total income (loss) from investment operations	2.09	1.48	(7.35)	0.06	4.49	2.38

Distributions
From net investment income	(0.08)	(0.07)		(0.26)
From net realized gain on security transactions			(0.51)	(1.41)	(0.49)	(0.69)

Total distributions	(0.08)	(0.07)	(0.51)	(1.67)	(0.49)	(0.69)

Net asset value, end of year/period	$12.40	$10.39	$8.98	$16.84	$18.45	$14.45

Total return (4)	20.09%	16.43%	(43.21)%	0.25%	31.48%	18.83%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,653	$3,303	$2,918	$6,278	$5,373	$3,926
Ratio of expenses to average net assets (5)(6)	1.69%	1.82%	1.77%	1.33%	1.35%	1.42%
Ratio of net investment income to average net assets (5)(6)	0.13%	1.02%	1.03%	0.98%	1.66%	0.46%
Portfolio turnover rate (4)	122%	21%	75%	59%	29%	197%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API MULTIPLE INDEX FUND

FINANCIAL HIGHLIGHTS, Continued

	Class C Shares
	For the Year Ended January 31, 2011	For the Period Ended January 31, 2010 (2)	For the Year Ended May 31,
			2009	2008	2007	2006
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$9.86	$8.54	$16.22	$17.89	$14.16	$12.65

Income from investment operations
Net investment income (loss) (1)(3)	(0.09)				0.10	(0.08)
Net realized and unrealized gain (loss) on investments	1.95	1.33	(7.17)	(0.10)	4.12	2.28

Total income from investment operations	1.86	1.33	(7.17)	(0.10)	4.22	2.20

Distributions
From net investment income	(0.00)*	(0.01)		(0.16)
From net realized gain on security transactions			(0.51)	(1.41)	(0.49)	(0.69)

Total distributions	(0.00)*	(0.01)	(0.51)	(1.57)	(0.49)	(0.69)

Net asset value, end of year/period	$11.72	$9.86	$8.54	$16.22	$17.89	$14.16

Total return (4)	18.88%	15.58%	(43.76)%	(0.72)%	30.20%	17.55%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$17,190	$17,008	$16,417	$33,834	$37,890	$27,790
Ratio of expenses to average net assets (5)(6)	2.69%	2.82%	2.77%	2.33%	2.35%	2.42%
Ratio of net investment income (loss) to average net assets (5)(6)	(0.87)%	0.02%	0.03%	(0.02)%	0.66%	(0.54)%
Portfolio turnover rate (4)	122%	21%	75%	59%	29%	197%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

*	Amount less than $0.005.

The accompanying notes are an integral part of these financial statements.

API VALUE FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Year Ended January 31, 2011	For the Period Ended January 31, 2010 (2)	For the Year Ended May 31,
			2009	2008	2007	2006
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$10.33	$8.48	$16.56	$19.15	$17.06	$16.70

Income from investment operations
Net investment income (loss) (1)(3)	0.02		0.11	0.17	0.21	(0.05)
Net realized and unrealized gain (loss) on investments	2.64	1.92	(7.95)	(0.36)	4.34	2.50

Total income from investment operations	2.66	1.92	(7.84)	(0.19)	4.55	2.45

Distributions
From net investment income		(0.07)		(0.24)
From net realized gain on security transactions			(0.24)	(2.16)	(2.46)	(2.09)

Total distributions		(0.07)	(0.24)	(2.40)	(2.46)	(2.09)

Net asset value, end of year/period	$12.99	$10.33	$8.48	$16.56	$19.15	$17.06

Total return (4)	25.75%	22.60%	(47.18)%	(0.50)%	28.80%	14.66%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,962	$7,838	$4,832	$4,060	$4,457	$3,492
Ratio of operating expenses to average net assets (5)(6)	1.72%	1.93%	1.93%	1.53%	1.51%	1.57%
Ratio of net investment income (loss) to average net assets (5)(6)	0.16%	0.00%	1.11%	1.00%	1.18%	(0.28)%
Portfolio turnover rate (4)	58%	32%	120%	74%	95%	191%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API VALUE FUND

FINANCIAL HIGHLIGHTS, Continued

	Class C Shares
	For the Year Ended January 31, 2011	For the Period Ended January 31, 2010 (2)	For the Years Ended May 31,
			2009	2008	2007	2006
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$9.79	$8.05	$15.89	$18.53	$16.73	$16.56

Income from investment operations
Net investment income (loss) (1)(3)	(0.08)	(0.06)	0.02	0.02	0.05	(0.21)
Net realized and unrealized gain (loss) on investments	2.48	1.82	(7.62)	(0.36)	4.21	2.47

Total income (loss) from investment operations	2.40	1.76	(7.60)	(0.34)	4.26	2.26

Distributions
From net investment income		(0.02)		(0.14)
From net realized gain on security transactions			(0.24)	(2.16)	(2.46)	(2.09)

Total distributions		(0.02)	(0.24)	(2.30)	(2.46)	(2.09)

Net asset value, end of year/period	$12.19	$9.79	$8.05	$15.89	$18.53	$16.73

Total return (4)	24.51%	21.83%	(47.67)%	(1.38)%	27.58%	13.60%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,147	$13,969	$14,763	$36,190	$41,351	$31,550
Ratio of operating expenses to average net assets (5)(6)	2.62%	2.83%	2.83%	2.43%	2.41%	2.47%
Ratio of net investment income (loss) to average net assets (5)(6)	(0.74)%	(0.90)%	0.21%	0.10%	0.28%	(1.18)%
Portfolio turnover rate (4)	58%	32%	120%	74%	95%	191%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API MASTER ALLOCATION FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Year Ended January 31, 2011	For the Period Ended January 31, 2010 (2)
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$22.13	$15.00

Income from investment operations
Net investment income (loss) (1)(3)	(0.24)	(0.32)
Net realized and unrealized gain on investments	5.52	7.45

Total income (loss) from investment operations	5.28	7.13

Net asset value, end of year/period	$27.41	$22.13

Total return (4)	23.86%	47.53%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,407	$3,035
Ratio of expenses to average net assets (5)(6)	1.45%	2.47%
Ratio of net investment loss to average net assets (5)(6)	(0.96)%	(1.74)%
Portfolio turnover rate (4)	7%	2%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was March 19, 2009.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API MASTER ALLOCATION FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares
	For the Year Ended January 31, 2011	For the Period Ended January 31, 2010 (2)
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$22.03	$15.00

Income from investment operations
Net investment income (loss) (1)(3)	(0.36)	(0.42)
Net realized and unrealized gain on investments	5.49	7.45

Total income (loss) from investment operations	5.13	7.03

Net asset value, end of year/period	$27.16	$22.03

Total return (4)	23.29%	46.87%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$18,708	$13,574
Ratio of expenses to average net assets (5)(6)	1.95%	2.97%
Ratio of net investment income to average net assets (5)(6)	(1.46)%	(2.24)%
Portfolio turnover rate (4)	7%	2%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was March 19, 2009.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API TRUST

NOTES TO FINANCIAL STATEMENTS

January 31, 2011

1.	Organization

American Pension Investors Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The accompanying financial statements include the Capital Income Fund, Growth Fund, Income Fund, Multiple Index Fund, Value Fund, and Master Allocation Fund (collectively the “Funds”). Each Fund, except the Master Allocation Fund, offers Class C and Class A shares. In addition, the Income Fund offers Institutional Class shares and Class D shares of the Capital Income Fund are available only to investors who were invested in the fund on July 1, 2004 and continue to remain invested in the fund. The Master Allocation Fund offers Class A and Class L shares.

The Capital Income Fund’s investment objective is to seek to achieve high current income, as well as growth of capital and income. The Growth Fund’s investment objective is growth of capital. The Capital Income Fund and Growth Fund invest primarily in the common stock of U.S. and foreign issuers, securities issued by investment companies (“Underlying Funds”), including open-end mutual funds, closed-end funds, unit investment trusts, and foreign investment companies, long-, intermediate- or short-term bonds and other fixed-income securities, and index securities (“Index Securities”), including exchange traded funds and similar securities that represent interests in a portfolio of common stocks or fixed income securities seeking to track the performance of a securities index or similar benchmark.

The Income Fund’s investment objective is current income with limited credit risk. The Income Fund invests primarily in debt securities, including U.S. Government securities and corporate bonds, common stock of U.S. and foreign issuers, securities issued by Underlying Funds, and Index Securities.

The Multiple Index Fund’s investment objective is maximum total return from capital growth and income. The Multiple Index Fund invests primarily in Index Securities, common stock of U.S. and foreign issuers, and securities issued by Underlying Funds.

The Value Fund’s investment objective is growth of capital, as well as income. The Value Fund invests primarily in the common stock of U.S. and foreign issuers, securities issued by Underlying Funds, and Index Securities.

The Master Allocation Fund’s investment objective is long term capital appreciation and current income. Under normal conditions, Yorktown Management & Research Company, Inc., the Funds’ investment advisor (the “Advisor”), seeks to achieve the Fund’s investment objective by investing in a variety of equity and debt securities. The Advisor currently invests Fund assets in securities issued by other Underlying Funds managed by the Advisor, but reserves the right to invest Fund assets in other equity and debt securities as it deems appropriate in seeking to achieve the Fund’s investment objective.

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies

Portfolio Valuation

The Funds’ investments in Underlying Funds are valued daily at their respective closing net asset values in accordance with the 1940 Act. Securities that are listed on U.S. exchanges (other than exchange traded funds (“ETFs”)) are valued at the last sales price on the day the securities are valued or, lacking any sales on such day, at the previous day’s closing price. ETFs are valued at the last sales price on the ETFs primary exchange on the day the securities are valued or, lacking any sales on such day, either at the value assigned by a nationally recognized third-party pricing service or at the previous day’s closing price. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. U.S. Treasury securities and corporate bonds are valued at an evaluated mean of the bid and asked prices. Securities for which market quotations are unavailable or unreliable are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. Generally accepted accounting principles establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1—Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.

•

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•

Level 3—Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2011, in valuing the Funds’ assets carried at fair value.

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Capital Income Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Closed-end Funds	$271,285	$—	$—	$271,285
Common Stocks(1)	19,783,087	—	—	19,783,087
Exchange Traded Funds	928,619	—	—	928,619
Limited Partnerships	1,485,000	—	—	1,485,000
Real Estate Investment Trusts	1,140,610	—	—	1,140,610

Total	$23,608,601	$—	$—	$23,608,601

Growth Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Common Stocks(1)	$37,087,249	$—	$—	$37,087,249
Exchange Traded Funds	3,110,205	—	—	3,110,205
Real Estate Investment Trusts	332,760	—	—	332,760

Total	$40,530,214	$—	$—	$40,530,214

Income Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Closed-end Funds	$45,238,441	$—	$—	$45,238,441
Common Stocks(1)	6,800,018	—	—	6,800,018
Corporate Bonds	—	2,554,625	—	2,554,625
Exchange Traded Funds	20,102,469	—	—	20,102,469
Limited Partnerships	2,492,824	—	—	2,492,824
Municipal Bonds	—	166,970	—	166,970
Real Estate Investment Trusts	10,723,236	—	—	10,723,236

Total	$85,356,988	$2,721,595	$—	$88,078,583

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Multiple Index Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Closed-end Funds	$186,200	$—	$—	$186,200
Common Stocks(1)	2,922,802	—	—	2,922,802
Exchange Traded Funds	17,360,428	—	—	17,360,428

Total	$20,469,430	$—	$—	$20,469,430

Value Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Common Stocks(1)	$25,040,252	$—	$—	$25,040,252
Exchange Traded Funds	1,289,586	—	—	1,289,586
Limited Partnerships	169,500	—	—	169,500
Preferred Stocks	179,130	—	—	179,130

Total	$26,678,468	$—	$—	$26,678,468

Master Allocation Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Mutual Funds	$27,849,873	$—	$—	$27,849,873

(1)	See schedule of investments for segregation by the size of the company in which the Fund invests.

There were no significant transfers in to or out of Levels 1 and 2 during the current period presented.

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” which requires Additional disclosures regarding fair value measurements. Certain required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact the update may have on the Funds’ financial statements.

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Security Transactions and Investment Income

Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains are allocated to each class proportionately for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

The Funds currently offer Class A shares which include a maximum front-end sales charge (load) of 5.75%. Class A shares may be purchased without a front-end sales charge under certain circumstances. A contingent deferred sales charge of 1.00% is generally imposed on redemptions of Class C shares made within one year of the date of purchase. A contingent deferred sales charge of 1.50% is generally imposed on redemptions of Class D shares made within five years of the date of purchase. Consequently, redemption value may differ from net asset value.

Other

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

In preparing these financial statements, management has evaluated Fund related events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Funds’ financial statements.

3.	Investment Advisory and Accounting Services Agreements

The Advisor, whose principal stockholder is also a trustee of the Trust, serves as the Funds’ investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .60% of the average daily net assets of the Capital Income Fund; 1.00% of the first $100 million of the average daily net assets of the Growth Fund and .75% of the average daily net assets exceeding $100 million; .40% of the average daily net assets

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

3.	Investment Advisory and Accounting Services Agreements, continued

of the Income Fund; .70% of the average daily net assets of the Multiple Index Fund; .90% of the average daily net assets of the Value Fund; and .30% of the average daily net assets of the Master Allocation Fund.

In addition, the Advisor provides certain accounting and pricing services for the Funds. For the year ended January 31, 2011, the Advisor received $42,112, $38,788, $45,631, $37,038, and $37,433 from the Capital Income Fund, Growth Fund, Income Fund, Multiple Index Fund, and Value Fund, respectively. The Advisor does not currently charge administrative services and accounting services fees for the Master Allocation Fund.

4.	Distribution Plan and Fees

The Trust has adopted Rule 12b-1 Plans of Distribution providing for the payment of distribution and service fees to the Funds’ distributor. Class A shares of the Income Fund pay a fee of 0.75% of the Class A shares’ average daily net assets. Of this amount, 0.50% represents distribution fees and 0.25% represents shareholder servicing fees. Class A shares of the Master Allocation Fund pay a fee of 0.50% of the Class A shares’ average daily net assets for distribution fees. Class C shares of the Capital Income Fund, Growth Fund, Income Fund and Multiple Index Fund pay a fee of 1.00% of each Class C shares’ average daily net assets. Of this amount, 0.75% represents distribution fees and 0.25% represents shareholder servicing fees. Class C shares of the Value Fund pay a fee of 0.90% of the Class C shares’ average daily net assets. Of this amount, 0.65% represents distribution fees and 0.25% represents shareholder servicing fees. Class D shares of the Capital Income Fund pay a fee of 0.50% of the Class D shares’ average daily net assets. Of this amount, 0.25% represents distribution fees and 0.25% represents shareholder servicing fees. Class L shares of the Master Allocation Fund pay a fee of 1.00% of the Class L shares’ average daily net assets. Of this amount, 0.75% represents distribution fees and 0.25% represents shareholder servicing fees.

5.	Investment Activity

For the year ended January 31, 2011, total aggregate purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales
Capital Income Fund	$15,468,434	$13,501,970	$—	$—
Growth Fund	12,831,540	16,997,650	—	—
Income Fund	68,785,206	26,559,777	—	—
Multiple Index Fund	24,094,413	27,007,789	—	—
Value Fund	13,756,500	13,959,475	—	—
Master Allocation Fund	8,110,000	1,421,019	—	—

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

6.	Fund Share Transactions

Share transactions for the year ended January 31, 2011 were as follows:

	Amount				Shares
	Sold	Reinvested From Distributions	Redeemed	Net Change	Sold	Reinvested From Distributions	Redeemed	Net Change
Capital Income Fund:
Class A	4,364,224	28,525	(1,518,168)	2,874,581	128,643	779	(46,460)	82,962
Class C	974,297	32,045	(1,587,508)	(581,166)	29,383	906	(48,428)	(18,139)
Class D	17,797	31,144	(539,149)	(490,208)	537	862	(16,021)	(14,622)

Growth Fund:
Class A	4,179,224	—	(3,857,836)	321,388	494,695	—	(463,825)	30,870
Class C	1,130,194	—	(4,905,096)	(3,774,902)	144,232	—	(617,699)	(473,467)

Income Fund:
Class A	35,876,842	1,279,699	(15,542,645)	21,613,896	3,086,846	109,935	(1,332,676)	1,864,105
Class C	23,033,022	2,440,031	(10,641,434)	14,831,619	2,037,526	216,263	(937,664)	1,316,125
Institutional Class	5,759,245	157,453	(228,896)	5,687,802	477,988	13,099	(18,982)	472,105

Multiple Index Fund:
Class A	2,271,534	21,882	(2,443,304)	(149,888)	205,680	1,746	(230,946)	(23,520)
Class C	1,042,286	1,822	(3,805,570)	(2,761,462)	99,499	154	(358,377)	(258,724)

Value Fund:
Class A	4,245,349	—	(2,312,245)	1,933,104	372,009	—	(209,718)	162,291
Class C	948,697	—	(2,976,054)	(2,027,357)	88,301	—	(273,645)	(185,344)

Master Allocation Fund:
Class A	5,982,173	—	(812,428)	5,169,745	240,931	—	(34,853)	206,078
Class L	4,551,516	—	(2,868,146)	1,683,370	190,002	—	(117,274)	72,728

At January 31, 2011, net assets per class consisted of the following:

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund	Master Allocation Fund
Class A	$11,635,752	$12,975,385	$36,202,461	$3,652,769	$11,962,231	$9,406,670
Class C	8,510,602	28,347,323	46,926,964	17,190,370	15,146,419	—
Class D	4,039,778	—	—	—	—	—
Institutional Class	—	—	5,755,780	—	—	—
Class L	—	—	—	—	—	18,708,099

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

6.	Fund Share Transactions, continued

Share transactions for the period ended January 31, 2010 were as follows:

	Amount				Shares
	Sold	Reinvested From Distributions	Redeemed	Net Change	Sold	Reinvested From Distributions	Redeemed	Net Change
Capital Income Fund:
Class A	$3,505,164	$12,085	$(1,013,384)	$2,503,865	125,131	375	(36,016)	89,490
Class C	709,856	12,587	(2,860,127)	(2,137,684)	24,965	404	(109,361)	(83,992)
Class D	18,886	16,073	(363,398)	(328,439)	647	505	(12,816)	(11,664)

Growth Fund:
Class A	4,806,914	—	(547,401)	4,259,513	694,058	—	(71,865)	622,193
Class C	731,377	—	(5,512,234)	(4,780,857)	106,131	—	(832,490)	(726,359)

Income Fund:
Class A	11,355,793	306,312	(370,523)	11,291,582	1,046,786	28,462	(34,738)	1,040,510
Class C	10,481,595	1,338,541	(6,034,793)	5,785,343	1,022,261	130,997	(569,417)	583,841

Multiple Index Fund:
Class A	813,349	21,423	(918,128)	(83,356)	77,196	1,930	(86,031)	(6,905)
Class C	1,134,508	19,635	(2,954,959)	(1,800,816)	113,660	1,863	(313,595)	(198,072)

Value Fund:
Class A	2,740,679	15,226	(997,259)	1,758,646	295,645	1,427	(107,956)	189,116
Class C	552,312	24,415	(4,132,223)	(3,555,496)	59,380	2,415	(468,855)	(407,060)

Master Allocation Fund:
Class A	2,662,505	—	(148,822)	2,513,683	143,592	—	(6,461)	137,131
Class L	12,289,153	—	(537,110)	11,752,043	640,976	—	(24,868)	616,108

At January 31, 2010, net assets per class consisted of the following:

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund	Master Allocation Fund
Class A	$7,114,125	$9,705,662	$13,255,172	$3,303,307	$7,837,826	$3,034,973
Class C	7,609,959	25,269,121	30,042,167	17,007,811	13,969,120	—
Class D	3,795,022	—	—	—	—	—
Class L	—	—	—	—	—	13,573,745

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

6.	Fund Share Transactions, continued

Share transactions for the year ended May 31, 2009 were as follows:

	Amount				Shares*
	Sold	Reinvested From Distributions	Redeemed	Net Change	Sold	Reinvested From Distributions	Redeemed	Net Change
Capital Income Fund:
Class A	$3,142,555	174,985	$(1,615,472)	$1,702,068	122,701	7,569	(67,828)	62,442
Class C	2,906,053	932,652	(4,394,156)	(555,451)	108,450	41,525	(183,817)	(33,842)
Class D	72,120	412,164	(1,618,814)	(1,134,530)	2,665	18,030	(70,501)	(49,806)

Growth Fund:
Class A	3,252,244	505,396	(1,853,685)	1,903,955	495,382	93,592	(284,871)	304,103
Class C	3,393,365	5,693,391	(9,089,273)	(2,517)	452,561	1,116,352	(1,468,807)	100,106

Income Fund:
Class A	1,671,760	58,841	(1,251,701)	478,900	200,831	7,473	(158,444)	49,860
Class C	10,077,697	755,625	(3,636,795)	7,196,527	1,337,659	98,576	(465,484)	970,751

Multiple Index Fund:
Class A	1,213,719	164,478	(1,950,207)	(572,010)	120,700	21,114	(189,641)	(47,827)
Class C	3,288,947	967,527	(4,908,733)	(652,259)	348,848	130,219	(641,916)	(162,849)

Value Fund:
Class A	4,790,113	81,596	(2,432,860)	2,438,849	551,410	10,474	(237,444)	324,440
Class C	4,225,006	548,966	(7,649,384)	(2,875,412)	486,447	73,985	(1,002,893)	(442,461)

*	Share activity for the Capital Income Fund has been restated to reflect the 1:2 share adjustment effective February 23, 2009.

At May 31, 2009, net assets per class consisted of the following:

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund
Class A	$3,744,443	$4,221,342	$1,276,112	$2,917,956	$4,831,829
Class C	8,651,022	25,771,910	19,410,564	16,417,060	14,763,175
Class D	3,551,370	—	—	—	—

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

7.	Capital Loss Carryovers

At January 31, 2011, the following Funds had capital loss carryovers:

	Capital Loss Carryover	Expiration Year
Capital Income Fund	$1,991,755	2018
Growth Fund	13,015,614	2018
Income Fund	184,277	2014
	94,584	2015
	72,379	2017
	62,313	2018
Multiple Index Fund	5,743,305	2018
Value Fund	136,014	2017
	9,396,185	2018

The capital loss carryovers are available to offset possible future capital gains, if any, of the respective Fund.

8.	Federal Income Tax Information

Each of the Funds is a separate taxable entity and intends to continue to qualify for the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and, is required to make the requisite distributions to its shareholders which will relieve it from Federal income or excise taxes. Therefore, no provision has been recorded for Federal income or excise taxes. Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Required fund distributions are based on income and capital gain amounts determined in accordance with federal income tax regulations, which differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the composition of net assets and distributions for tax purposes differ from amounts reflected in the accompanying financial statements. These differences are primarily due to differing treatment for losses deferred with respect to wash sales, and excise tax regulations. For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2008-2010), or expected to be taken in the Funds’ 2011 tax returns. The Funds identify their major tax jurisdictions as U. S. Federal and Virginia State; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

8.	Federal Income Tax Information, continued

The tax character of distributions paid during the year ended January 31, 2011, the period ended January 31, 2010 and the year ended May 31, 2009 were as follows:

	January 31, 2011
	Ordinary Income	Long Term Capital Gains	Total Distributions
Capital Income Fund	$200,000	$—	$200,000
Growth Fund	—	—	—
Income Fund	5,092,000	—	5,092,000
Multiple Index Fund	24,338	—	24,338
Value Fund	—	—	—
Master Allocation Fund	—	—	—

	January 31, 2010
	Ordinary Income	Long Term Capital Gains	Total Distributions
Capital Income Fund	$79,136	$—	$79,136
Growth Fund	—	—	—
Income Fund	1,836,000	—	1,836,000
Multiple Index Fund	42,168	—	42,168
Value Fund	76,725	—	76,725
Master Allocation Fund	—	—	—

	May 31, 2009
	Ordinary Income	Long Term Capital Gains	Total Distributions
Capital Income Fund	$234,285	$1,354,988	$1,589,273
Growth Fund	—	6,609,046	6,609,046
Income Fund	847,845	—	847,845
Multiple Index Fund	—	1,205,479	1,205,479
Value Fund	—	671,187	671,187

The tax-basis components of distributable earnings at January 31, 2011 were as follows:

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards	Post-October Loss	Total
Capital Income Fund	$136,802	$—	$3,740,900	$(1,991,755)	$—	$1,885,947
Growth Fund	—	—	13,567,798	(13,015,614)	—	552,184
Income Fund	210,685	—	8,534,558	(413,553)	—	8,331,690
Multiple Index Fund	—	—	2,762,672	(5,743,305)	—	(2,980,633)
Value Fund	—	—	7,382,267	(9,532,199)	—	(2,149,932)
Master Allocation Fund	—	—	7,498,547	—	—	7,498,547

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

8.	Federal Income Tax Information, continued

Temporary differences are not adjusted for financial reporting purposes; however, permanent differences are reclassified in the capital and undistributed accounts. For the year ended January 31, 2011, the Funds recorded the following permanent reclassifications, which relate primarily to the current net operating losses. The results of operations and net assets were not affected by the increases/(decreases) to these accounts.

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund	Master Allocation Fund
Undistributed net investment income	$—	$447,755	$—	$144,995	$94,404	$292,580
Accumulated net realized gain	—	—	—	—	—	(4,345)
Paid-in-capital	—	(447,755)	—	(144,995)	(94,404)	(288,235)

9.	Transactions with Affiliates

The Master Allocation Fund invests in other mutual funds which are managed by the Advisor. Transactions with affiliates during the year ended January 31, 2011 were as follows:

Affiliated Fund Name	Balance of Shares Held 1/31/2010	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2011	Value 1/31/2011	Dividend Income	Realized Gain (Loss) on Security Transactions
API Capital Income Fund	177,353	88,636	(15,931)	250,058	$9,224,626	$105,266	$(4,571)
API Growth Fund	708,652	289,677	(48,838)	949,491	9,352,483	—	(16,413)
API Value Fund	526,432	232,309	(44,902)	713,839	9,272,764	—	(3,892)

Total	1,412,437	610,622	(109,671)	1,913,388	27,849,873	$105,266	$(24,876)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders

American Pension Investors Trust

Lynchburg, Virginia

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of the American Pension Investors Trust, (comprised of the API Efficient Frontier Capital Income Fund, API Efficient Frontier Growth Fund, API Efficient Frontier Income Fund, API Efficient Frontier Multiple Index Fund, API Efficient Frontier Value Fund, and API Master Allocation Fund, collectively referred to as the “Funds”), as of January 31, 2011, and the related statements of operations for the for the year then ended, and for all Funds, except API Master Allocation Fund, the statements of changes in net assets for the year then ended, the period June 1, 2009 to January 31, 2010 and the year ended May 31, 2009, and the financial highlights for the year then ended, the period June 1, 2009 to January 31, 2010 and each of the four years in the period ended May 31, 2009, and with respect to API Master Allocation Fund the statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and the period March 19, 2009 (commencement of operations) to January 31, 2010. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2011, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the American Pension Trust as of January 31, 2011, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated above in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

March 24, 2011

The graphs that follow assume an initial investment of $10,000 made on January 31, 2001 (or, if a shorter period, commencement of a Fund’s operations) and held through January 31, 2011. THE FUNDS’ RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The MSCI World Equity Index and the Standard & Poor’s 500 are both a widely recognized unmanaged index of equity prices and each is representative of a broader market and range of securities than is found in the Funds’ portfolios. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Funds, and to obtain performance data current to the most recent month end, or to obtain a prospectus, please call 1-800-544-6060. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of each Fund before investing. A Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Funds are distributed by Unified Financial Services, Inc., member FINRA.

Expense Examples

API Trust Efficient Frontier Funds

As a shareholder in an API Trust Efficient Frontier Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2010 to January 31, 2011.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 1/31/2011	Expenses Paid * During the Period	Annualized Expense Ratio
Capital Income Fund
Class A				1.64%
Actual	$1,000.00	$1,138.50	$8.84
Hypothetical (5% return before expenses)	1,000.00	1,016.94	8.34
Class C				2.64%
Actual	1,000.00	1,132.70	14.19
Hypothetical (5% return before expenses)	1,000.00	1,011.90	13.39
Class D				2.14%
Actual	1,000.00	1,135.70	11.52
Hypothetical (5% return before expenses)	1,000.00	1,014.42	10.86

Growth Fund
Class A				1.68%
Actual	1,000.00	1,208.60	9.35
Hypothetical (5% return before expenses)	1,000.00	1,016.74	8.54
Class C				2.68%
Actual	1,000.00	1,201.80	14.87
Hypothetical (5% return before expenses)	1,000.00	1,011.70	13.59

Income Fund
Class A				1.71%
Actual	1,000.00	1,068.40	8.91
Hypothetical (5% return before expenses)	1,000.00	1,016.59	8.69
Class C				1.96%
Actual	1,000.00	1,066.60	10.21
Hypothetical (5% return before expenses)	1,000.00	1,015.32	9.96
Institutional Class				0.96%
Actual	1,000.00	1,071.70	5.01
Hypothetical (5% return before expenses)	1,000.00	1,020.37	4.89

Multiple Index Fund
Class A				1.69%
Actual	1,000.00	1,153.20	9.17
Hypothetical (5% return before expenses)	1,000.00	1,016.69	8.59
Class C				2.69%
Actual	1,000.00	1,146.90	14.56
Hypothetical (5% return before expenses)	1,000.00	1,011.64	13.64

Value Fund
Class A				1.72%
Actual	1,000.00	1,177.70	9.44
Hypothetical (5% return before expenses)	1,000.00	1,016.53	8.74
Class C				2.62%
Actual	1,000.00	1,172.10	14.34
Hypothetical (5% return before expenses)	1,000.00	1,012.00	13.29

Master Allocation Fund
Class A				1.45%
Actual	1,000.00	1,164.40	7.91
Hypothetical (5% return before expenses)	1,000.00	1,017.90	7.38
Class L				1.95%
Actual	1,000.00	1,161.20	10.62
Hypothetical (5% return before expenses)	1,000.00	1,015.38	9.91

*	These calculations are based on expenses incurred in the most recent fiscal year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days of operation during the most recent fiscal half-year (184) and divided by 365.

Other Information

Proxy Voting Policies and Procedures

Both (i) a description of the policies and procedures that the Trust uses to determine how to vote proxies relating to the Funds’ portfolio securities and (ii) information regarding how the Trust voted proxies relating to the Funds’ portfolio securities during the most recent twelve month period ended June 30th are available without charge, upon request, by calling the Trust at (800) 544-6060, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files each Fund’s complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The filed forms may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

TRUSTEES AND OFFICERS

The table below provides information about the Trust’s trustees and officers, including biographical information about their business experience. The address of each trustee and officer is 2303 Yorktown Avenue, Lynchburg, Virginia 24501.

Name and Age	Position(s) Held with Trust	Term of Office and Length of Service (*)	Number of API Trust Portfolios Overseen	Principal Occupation(s) During the Past Five Years and Other Directorships Held

David D. Basten Age 60	President and Trustee	Since 1985	All (consisting of six portfolios)	President, Director and Portfolio Manager, Yorktown Management & Research Company, Inc.; Vice President, The Travel Center of Virginia, Inc.; Partner, The Rivermont Company (real estate); Partner, Downtown Enterprises (real estate); Managing Partner, WAIMED Enterprises, LLC (real estate and travel services). He is the father of David M. Basten.

David M. Basten Age 33	Secretary/ Treasurer and Trustee	Since 2008	All (consisting of six portfolios)	Portfolio Manager, Yorktown Management & Research Company, Inc.. He is the son of David D. Basten.

Mark A. Borel Age 58	Trustee	Since 1985	All (consisting of six portfolios)	President, Borel Construction Company, Inc.; President, Borel Properties (real estate); Partner, James Riviera, LLC (real estate); Partner, JBO, LLC (real estate); Partner, Combo, LLC (real estate); Partner, A & K Bo, LLC (real estate); Partner, JAMBO International (commercial real estate); Partner, Jamborita, LLC (commercial real estate); Partner, Jamborita II, LLC (commercial real estate); Partner, Neighbors Place Restaurant; Vice-President, Winnbo Electric (electrical contractor); Partner, Tabo, LLC (real estate); Partner, HAB, LLC (real estate); Partner, PPI, LLC (real estate); Partner, City Place Commercial (commercial real estate); Partner, City Place Apartments (real estate); Partner, KBO,LLC (real estate); Partner, Lake Group, LLC (real estate); Partner, Oakhill Apartments (real estate); Partner, Braxton Park, LLC (real estate); Partner, FATBO, LLC (shoe manufacturing)

Stephen B. Cox Age 62	Trustee	Since 1995	All (consisting of six portfolios)	Retired

Name and Age	Position(s) Held with Trust	Term of Office and Length of Service (*)	Number of API Trust Portfolios Overseen	Principal Occupation(s) During the Past Five Years and Other Directorships Held

G. Edgar Dawson III Age 54	Trustee	Since 1995	All (consisting of six portfolios)	Shareholder, President and Director, Petty, Livingston, Dawson, & Richards, P.C. (law firm); Director, E.C. Glass Foundation (non-profit); Director, Presbyterian Homes and Family Services, Inc. (non-profit).

Wayne C. Johnson Age 58	Trustee	Since 1988	All (consisting of six portfolios)	Vice President of Operations and Human Resources, C.B. Fleet Company, Inc. (pharmaceuticals).

(*)	Trustees of the Trust serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act. Officers of the Trust serve one-year terms, subject to annual reappointment by the Board of Trustees.

Mr. David D. Basten and Mr. David M. Basten are considered to be “interested persons” (as defined in the 1940 Act) of the Trust by virtue of their positions with the Trust’s investment adviser or its affiliated entities.

ADDITIONAL INFORMATION ABOUT THE TRUST’S TRUSTEES AND OFFICERS

IS CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION,

AVAILABLE WITHOUT CHARGE UPON REQUEST

BY CALLING 1-800-544-6060.

SHAREHOLDER SERVICES

API Funds

P.O. Box 6110

Indianapolis, IN 46206-6110

(888) 933-8274

For Overnight Deliveries:

API Funds

2960 N. Meridian Street

Suite 300

Indianapolis, IN 46208

EXECUTIVE OFFICES

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

(800) 544-6060

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP

1818 Market Street

Philadelphia, Pennsylvania 19103

This report is submitted for the general

information of the shareholders of the Trust.

The report is not authorized for distribution to

prospective investors in the Trust unless preceded

or accompanied by an effective Prospectus.

www.apifunds.com

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. During the period covered by the report, no amendments were made to the provisions of this code of ethics. During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from a provision of this code of ethics to Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. The Registrant hereby undertakes to provide to any person without charge, upon request, a copy of such code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-544-6060.

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant does not have a member who qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee. However, although the Board has not determined that any of its members is an “audit committee financial expert” as such term is defined in Item 3 of Form N-CSR, the audit committee members collectively have sufficient financial expertise in business and finance, including the evaluation of the Registrant’s financial statements, supervision of the Registrant’s preparation of its financial statements, and oversight of the work of the Registrant’s independent auditors. Each of the members of the Registrant’s audit committee is “independent” under the standards set forth in Item 3 of Form N-CSR. The Board determined that given the collective financial expertise of the audit committee members, it was not necessary to appoint an audit committee financial expert to the audit committee.

Item 4.	Principal Accountant Fees and Services.

Effective July 8, 2009, the Registrant’s Board of Trustees approved changing the fiscal year-end of the Registrant from May 31 to January 31.

(a)	Audit Fees: The aggregate fees billed for the fiscal year ended May 31, 2009, the period ended January 31, 2010 and the fiscal year ended January 31, 2011 for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $70,000, $88,000 and $90,600, respectively.

(b)	Audit-Related Fees: The aggregate fees billed for the fiscal year ended May 31, 2009, the period ended January 31, 2010 and the fiscal year ended January 31, 2011 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Item 4(a) were $0, $0 and $0, respectively.

(c)	Tax Fees: The aggregate fees billed for the fiscal year ended May 31, 2009, the period ended January 31, 2010 and the fiscal year ended January 31, 2011 for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $15,000, $19,000 and $19,500, respectively.

(d)	All Other Fees: The aggregate fees billed for the fiscal year ended May 31, 2009, the period ended January 31, 2010 and the fiscal year ended January 31, 2011 for products and services provided by the principal accountant, other than the services reported above in Items 4(a) through (c) were $0, $0 and $0, respectively.

(e)(1)	Pre-Approval Policies and Procedures. The Registrant’s Audit Committee Charter provides that the Audit Committee shall determine whether to approve, prior to appointment, the engagement of the auditor to provide other audit services to the Registrant or to provide non-audit services to the Registrant, its investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(e)(2)	Percentage of Services Approved by Audit Committee: There were no services described in each of paragraphs (b) through (d) of this Item (including services required to be approved by Registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	Aggregate Non-Audit Services: The aggregate non-audit fees billed during the fiscal year ended May 31, 2009, the period ended January 31, 2010 and the fiscal year ended January 31, 2011 by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $15,000, $19,000 and $19,500, respectively.

(h)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.	Schedule of Investments.

Not applicable. This schedule is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Chief Financial Officer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above and have been reasonably designed and are functioning as intended to ensure that all relevant and required information is recorded, processed, summarized and reported in this report on Form N-CSR.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable to the Registrant.

(a)(2)	The certification required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.CERT.

(a)(3)	Not applicable to the Registrant.

(b)	The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.906CERT. The certifications provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN PENSION INVESTORS TRUST

Date: April 7, 2011	/S/ DAVID D. BASTEN
David D. Basten
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: April 7, 2011	/S/ DAVID D. BASTEN
David D. Basten
President

Date: April 7, 2011	/S/ CHARLES D. FOSTER
Charles D. Foster
Chief Financial Officer